As filed with the Securities and Exchange Commission on November 13, 2024

File No. 333-282594

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

TIAA-CREF FUNDS

(Exact Name of Registrant as Specified in Charter)

730 Third Avenue

New York, New York 10017-3206

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(800) 842-2733

(Area Code and Telephone Number)

Rachael M. Zufall, Esq.

Teachers Advisors, LLC

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:

Deborah Bielicke Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601	Christopher P. Harvey, Esq. Adam T. Teufel, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Shares of beneficial interest, par value $0.0001 per share, of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

IMPORTANT INFORMATION FOR SHAREHOLDERS OF

NUVEEN SOCIAL CHOICE LOW CARBON EQUITY FUND

As a shareholder of Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”), a series of TIAA-CREF Funds (the “Trust”), we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Target Fund into Nuveen Large Cap Responsible Equity Fund (the “Acquiring Fund”), another series of the Trust.

The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds” and individually as a “Fund.” The reorganization of the Target Fund and Acquiring Fund is referred to herein as the “Reorganization.”

The Reorganization does not require shareholder approval and you are not being asked to vote. We are not asking you for a proxy and you are requested not to send us a proxy.

Although we recommend that you read the enclosed Information Statement/Prospectus in its entirety, for your convenience we have provided the following brief overview of the Reorganization.

Q.	What is the rationale for the Reorganization?

A.

The Target Fund and the Acquiring Fund have the same investment adviser, Teachers Advisors, LLC (“Teachers Advisors” or the “Adviser” ). Teachers Advisors is a wholly-owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Reorganization is part of Nuveen’s ongoing effort to enhance the increasingly integrated offerings of Nuveen’s global equities platform. In light of the same investment teams and similar strategies of the Funds, the Adviser has determined that combining the Funds would eliminate redundant products, would result in lower expenses for Target Fund shareholders and may result in expense savings for the surviving Fund over time.

The Reorganization will allow shareholders of the Target Fund to continue their investment in an environmental, social, and governance (“ESG”) criteria equity fund with investment objectives and strategies that are similar to those of the Target Fund and with generally comparable historical performance. In addition, shareholders of the Target Fund are expected to recognize cost savings because of the Acquiring Fund’s lower total annual operating expenses. See the Information Statement/Prospectus under “Approval of the Reorganization by the Board of Trustees of the Trust.”

Q.	How will the Reorganization occur?

A.

The Trust’s Board approved the Reorganization on September 19, 2024. There is no action required by the shareholders of the Target Fund or Acquiring Fund to implement the Reorganization. The Trust’s Declaration of Trust and applicable state and federal law do not require shareholder approval of the Reorganization. Because applicable legal requirements do not require shareholder approval and the Board has determined that the Reorganization is in the best interests of each Fund, shareholders are not being asked to vote on the Reorganization.

Q.	How will the Reorganization affect my shares?

A.

Upon the closing of the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund having a total net asset value equal to the total net asset value of the Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in the Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of shares of each class of the Target Fund will receive shares of the same class of the Acquiring Fund. See the Information Statement/Prospectus under “The Reorganization—Description of Securities.”

Q.	Will shareholders of the Target Fund incur sales loads, contingent deferred sales charges (“CDSC”) or any other similar fees on Acquiring Fund shares received in the Reorganization?

A.

No. Shareholders will not incur a sales load, commission or any other similar fee on shares issued in connection with the Reorganization. All Acquiring Fund Shares to be issued to the Target Fund shall be issued at net asset value without a sales load, commission or other similar fee being imposed. If your Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load), your holding period will carry over to the Acquiring Fund for the purpose of determining whether the CDSC applies. After the completion of the Reorganization, additional purchases of shares of the Acquiring Fund will not be subject to any sales load, CDSC or other similar fees, other than Class A shares, which may be subject to a sales load of up to 5.75% of the offering price.

As a result of the Reorganization, (i) holders of Class A shares of the Target Fund will receive Class A shares of the Acquiring Fund, and such shares will be subject to the $15 annual Low Balance Account Fee if held in certain types of accounts (including individual retirement accounts and Coverdell Education Savings Accounts) with balances under $1,000; and (ii) all other holders of shares of the Target Fund will receive their respective class of shares of the Acquiring Fund, which are not subject to an annual low balance account fee.

Q.	Are the Target Fund and the Acquiring Fund managed by the same investment adviser and portfolio managers?

A.

Yes. The Target Fund and the Acquiring Fund have the same investment adviser, and the portfolio managers of the Target Fund are also the portfolio managers of the Acquiring Fund. Following the Reorganization, Teachers Advisors will continue to serve as the adviser to the surviving Fund. The portfolio managers responsible for the day-to-day management of both the Target Fund and the Acquiring Fund are Philip James Campagna, Darren Tran and Nazar Romanyak. Following the Reorganization, the portfolio managers of the Acquiring Fund will continue to serve as the portfolio managers of the surviving Fund.

Q.	How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

A.

The investment objective of the Target Fund is to seek a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. The Target Fund pursues its objective by investing in equity securities and attempting to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the Russell 3000® Index while giving special consideration to certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. The investment objective of the Acquiring Fund is to seek a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain ESG criteria. The Acquiring Fund pursues its objective by investing primarily in equity securities of large-cap domestic companies and attempting to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the S&P 500® Index, while taking into consideration certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves.

Given the Funds’ similar investment objectives and strategies, an investment in each Fund is subject to the same principal risks (e.g., ESG risk, low-carbon risk and quantitative analysis risk). The risks applicable to the Funds are listed and compared in the Information Statement/Prospectus under “The Reorganization—Risk Factors.”

Q.	How will the Reorganization impact fees and expenses?

A.

If the Reorganization had taken place as of April 30, 2024, the date of the most recent semi-annual shareholder report for each Fund, the pro forma total annual fund operating expenses of the Acquiring Fund following the Reorganization would have been lower than the Target Fund’s total annual fund operating expenses across all share classes, both before and after fee waivers and expense reimbursements. The increased asset size of the surviving Fund may result in expense savings for shareholders of the surviving Fund over time. Pro forma amounts are estimated; actual operating expenses will vary based on asset size and other factors. See the Information Statement/Prospectus under “Further Comparison of the Funds—Fees and Expenses.”

Q.	Will shareholders of the surviving Fund receive the same shareholder services that shareholders of the Target Fund currently receive?

A.	Yes. The shareholder services and shareholder programs of the Funds are identical.

Q.	Will the portfolio of the Target Fund be repositioned prior to the Reorganization?

A.

Yes. Prior to completion of the Reorganization, the Target Fund will sell certain securities to better align the Target Fund’s holdings with the benchmark index and ESG criteria of the Acquiring Fund. If the Reorganization had taken place as of August 19, 2024, the Adviser estimates that approximately 23% of the Target Fund portfolio would have been sold and other securities would have been purchased to more closely align with the benchmark index and ESG criteria of the Acquiring Fund. If such sales had occurred as of August 19, 2024, the Adviser estimates that the transaction costs associated with repositioning would have been approximately $102,740 (or $0.002 per share) for the Target Fund. These transaction costs will be borne by the Target Fund and its shareholders. Actual market prices and gains or losses experienced by the Target Fund will depend upon market conditions at the time of its portfolio repositioning.

Q.	Will the Reorganization have tax consequences to me?

A.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. Therefore, it is expected that you will recognize no gain or loss for federal income tax purposes as a direct result of the Reorganization. However, prior to the closing of the Reorganization, the Target Fund expects to distribute all its previously undistributed net investment income and net capital gains, if any. The Acquiring Fund is also expected to make such a distribution prior to the closing of the Reorganization. Such distributions will generally be taxed as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-advantaged account such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account). These distributions will be reinvested in additional shares of the Funds unless a shareholder has made an election to receive distributions in cash. The tax character of such distributions will be the same regardless of whether they are paid in cash or reinvested in additional Fund shares.

In addition, the Target Fund may realize gains from the portfolio repositioning referred to above under “Will the portfolio of the Target Fund be repositioned prior to the Reorganization?” As of August 19, 2024, the Target Fund is estimated to realize gains of approximately $34,072,729 (or approximately $0.6591 per share) from portfolio repositioning in advance of the Reorganization. Actual market prices, costs and capital gains or losses experienced by the Target Fund will depend on market conditions at the time of the portfolio repositioning. As of April 30, 2024, the Target Fund’s most recent semi-annual period, the Fund did not have any capital loss carryforwards. Therefore, repositioning the portfolio of the Target Fund may result in the need for the Target Fund to pay a capital gain distribution before the Reorganization.

Any unutilized capital loss carryforwards of the Target Fund would carry over to the Acquiring Fund and potentially could be used for the benefit of all Acquiring Fund shareholders, although the use of such loss carryforwards after the Reorganization may be subject to an annual limitation. See the Information Statement/Prospectus under “The Reorganization—Material Federal Income Tax Consequences.”

Q.	Who will bear the costs of the Reorganization?

A.

Teachers Advisors or an affiliate will bear the direct costs of the Reorganization, which the Adviser estimates to be approximately $281,000. The Target Fund and its shareholders will bear the cost of portfolio repositioning in advance of the Reorganization as described above.

Q.	What is the timetable for the Reorganization?

A.	The Reorganization is expected to occur after the close of business on December 13, 2024, or as soon as practicable thereafter.

Q	Do I need to take any action in connection with the Reorganization?

A.

No. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganization. The aggregate net asset value of the Acquiring Fund shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own in the Target Fund immediately prior to the Reorganization.

Q.	Whom do I contact if I have questions?

A.

If you need any assistance or have any questions regarding the proposal you can contact your financial advisor for further information. Direct shareholders may contact the Target Fund at (800) 257-8787.

Q.	What will happen if the Reorganization does not go through?

A.

If the Reorganization does not occur, the Board will take such action as it deems to be in the best interests of the Target Fund, including continuing to operate the Target Fund as a stand-alone Fund, liquidating the Target Fund or such other options the Board may consider.

[●], 2024

Dear Shareholders:

As a shareholder of Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”), a series of TIAA-CREF Funds (the “Trust”), we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Target Fund into Nuveen Large Cap Responsible Equity Fund (the “Acquiring Fund”), another series of the Trust.

The Target Fund and the Acquiring Fund have the same investment adviser, Teachers Advisors, LLC (“Teachers Advisors” or the “Adviser”). Teachers Advisors is a wholly-owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The reorganization is part of Nuveen’s ongoing effort to enhance the increasingly integrated offerings of Nuveen’s global equities platform. In light of the same investment teams and similar strategies of the Funds, the Adviser has determined that combining the Funds would eliminate redundant products, would result in lower expenses for Target Fund shareholders and may result in expense savings for the surviving Fund over time.

The reorganization will allow shareholders of the Target Fund to continue their investment in an environmental, social, and governance criteria equity fund with investment objectives and strategies that are similar and with generally comparable historical performance. In addition, shareholders of the Target Fund are expected to recognize cost savings because of the Acquiring Fund’s lower total annual operating expenses.

The attached Information Statement/Prospectus has been prepared to give you information about the reorganization.

NO ACTION ON YOUR PART IS REQUIRED FOR THE REORGANIZATION. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the reorganization. We are not asking you for a proxy and you are requested not to send us a proxy.

Very truly yours,

Rachael Zufall

Secretary

The information contained in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 13, 2024

INFORMATION STATEMENT/PROSPECTUS

DATED [●], 2024

Relating to the Acquisition of the Assets and Liabilities of

NUVEEN SOCIAL CHOICE LOW CARBON EQUITY FUND

(formerly, TIAA-CREF Social Choice Low Carbon Equity Fund)

by

NUVEEN LARGE CAP RESPONSIBLE EQUITY FUND

(formerly, TIAA-CREF Social Choice Equity Fund)

This Information Statement/Prospectus is being furnished to shareholders of Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”), a series of TIAA-CREF Funds (the “Trust”), a Delaware statutory trust and an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), in connection with the reorganization (the “Reorganization”) of the Target Fund into Nuveen Large Cap Responsible Equity Fund (the “Acquiring Fund”), also a series of the Trust.

The Target Fund and the Acquiring Fund are collectively referred to herein as the “Funds” and individually as a “Fund.”

If the Reorganization is completed, each shareholder of the Target Fund will receive shares of the Acquiring Fund having a total net asset value equal to the total net asset value of the Target Fund shares surrendered by such shareholder. This means that the total value of the Acquiring Fund shares you receive in the Reorganization will be the same as the total value of the Target Fund shares you held immediately prior to the closing of the Reorganization. Holders of each class of shares of the Target Fund will receive Acquiring Fund shares of the same class. The Board of Trustees of the Trust (the “Board” or the “Board of Trustees”) has determined that the Reorganization is in the best interests of the Target Fund. The address and telephone number of the principal executive office of the Target Fund and the Trust are 333 West Wacker Drive, Chicago, Illinois 60606, (800) 257-8787.

This Information Statement/Prospectus is first being sent to shareholders of the Target Fund on or about November 19, 2024.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of the Target Fund should know about the Reorganization (in effect, investing in Class A, Class I, Class R6, Premier Class or Retirement Class shares of the Acquiring Fund) and constitutes an offering of Class A, Class I, Class R6, Premier Class or Retirement Class shares of beneficial interest, par value $0.0001 per share, of the Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents contain additional information about the Funds and have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Information Statement/Prospectus by reference:

(i)

the Funds’ prospectus dated March 1, 2024, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Target Fund and the Acquiring Fund (Accession No. 0000930413-24-001685);

(ii)

the Funds’ SAI dated March 1, 2024, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Target Fund and the Acquiring Fund (Accession No. 0000930413-24-002237);

(iii)

the audited financial statements and financial highlights contained in the Funds’ annual report, only insofar as they relate to the Target Fund and the Acquiring Fund, for the fiscal year ended October 31, 2023 (Accession No. 0001193125-23-304670);

(iv)

the unaudited financial statements and financial highlights contained in the Funds’ semi-annual report, only insofar as they relate to the Target Fund and the Acquiring Fund, for the six months ended April 30, 2024 (Accession No. 0001193125-24-174081); and

(v)	the Statement of Additional Information (“SAI”) relating to the Reorganization, dated [●], 2024 (the “Reorganization SAI”).

No other parts of the Funds’ annual reports or semi-annual reports are incorporated by reference herein.

Copies of the foregoing, as well as copies of the prospectus and shareholder reports of the Acquiring Fund, may be obtained without charge on the Funds’ website at https://www.nuveen.com/mutual-funds, by calling (800) 257-8787 or by writing the applicable Fund at 333 West Wacker Drive, Chicago, Illinois 60606. If you wish to request the Reorganization SAI, please ask for the “Social Choice Low Carbon Equity Fund Reorganization SAI.” These reports contain important information about the Funds and their investments.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust (including the Registration Statement relating to the Acquiring Fund on Form N-14 of which this Information Statement/Prospectus is a part) may be obtained without charge at www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s internet site at http://www.sec.gov.

ii

iii

THE REORGANIZATION

Summary

The following is a summary of, and should be read in conjunction with, the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the form of Agreement and Plan of Reorganization attached as Appendix A. As discussed more fully below and elsewhere in this Information Statement/Prospectus, the Board of Trustees believes the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. If the Reorganization is completed, the Target Fund’s shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund.

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Fund’s prospectus, which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Class A, Class I, Class R6, Premier Class and Retirement Class shares of the Acquiring Fund.

Background

The Target Fund and the Acquiring Fund are managed by the same adviser, Teachers Advisors, LLC (“Teachers Advisors” or the “Adviser”). Teachers Advisors is a wholly-owned subsidiary of Nuveen, LLC (“Nuveen”), the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Reorganization is part of Nuveen’s ongoing effort to enhance the increasingly integrated offerings of Nuveen’s global equities platform. In light of the same investment teams and similar strategies of the Funds, the Adviser determined that combining the Funds would reduce redundant products, would result in expense savings shareholders of the Target Fund and may result in expense savings over time for shareholders of the surviving Fund.

The Reorganization will allow shareholders of the Target Fund to continue their investment in an environmental, social, and governance (“ESG”) criteria equity fund with investment objectives and strategies that are similar and with generally comparable historical performance. In addition, shareholders of the Target Fund are expected to recognize cost savings as a result of the Acquiring Fund’s lower total annual operating expenses. See “Approval of the Reorganization by the Board of Trustees of the Trust.”

The Reorganization

This Information Statement/Prospectus is being furnished to shareholders of the Target Fund in connection with the combination of the Target Fund into the Acquiring Fund pursuant to the terms and conditions of the Agreement and Plan of Reorganization to be entered into by each Fund and Teachers Advisors (the “Agreement”).

The Agreement provides for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Class A, Class I, Class R6, Premier Class and Retirement Class shares of beneficial interest, par value $0.0001 per share, of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution of (a) Class A shares of the Acquiring Fund to holders of Class A shares the Target Fund, (b) Class I shares of the Acquiring Fund to holders of Class I shares of the Target Fund, (c) Class R6 shares of the Acquiring Fund to holders of Class R6 shares of the Target Fund, (d) Premier Class shares of the Acquiring Fund to holders of Premier Class shares of the Target Fund and (e) Retirement Class shares of the Acquiring Fund to holders of Retirement Class shares of the Target Fund, in complete liquidation and termination of the Target Fund.

If the Reorganization is completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund. The Board of Trustees has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Trustees unanimously approved the Reorganization and the Agreement at a meeting held on September 19, 2024.

Teachers Advisors or an affiliate will bear the direct costs of the Reorganization, which are estimated by the Adviser to be approximately $281,000. Prior to completion of the Reorganization, the Target Fund will sell certain securities to better align the Target Fund’s holdings with the benchmark index and ESG criteria of the Acquiring Fund. If the Reorganization had taken place as of August 19, 2024, the Adviser estimates that approximately 23% of the Target Fund portfolio would have been sold and other securities would have been purchased to more closely align with the benchmark index and ESG criteria of the Acquiring Fund. If such sales had occurred as of August 19, 2024, the Adviser estimates that the transaction costs associated with repositioning would have been approximately $102,740 (or $0.002 per share) for the Target Fund.

It is expected that the Reorganization will occur at the close of business on December 13, 2024, or such other date as agreed to by the parties (the “Closing Date”). If the Reorganization is not completed, the Board of Trustees will take such action as it deems to be in the best interests of the Target Fund, including continuing to operate the Target Fund as a stand-alone fund, liquidating the Target Fund or such other options as the Board of Trustees may consider. The Closing Date may be delayed, and the Reorganization may be abandoned at any time by the mutual agreement of the parties. In addition, either the Target Fund or the Acquiring Fund may, at its option, terminate the Agreement at or before the closing of the Reorganization due to (i) a breach by any other party of any representation, warranty or agreement contained herein to be performed at or before the closing, if not cured within 30 days of notification to the breaching party and prior to the Closing Date, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met or (iii) a determination by the Board of Trustees that the consummation of the transactions contemplated by the Agreement is not in the best interests of the respective Funds.

Comparison of Investment Objectives and Principal Investment Strategies

Investment Objectives

The Funds’ investment objectives are similar, but differ in certain respects, as reflected in the table below.

Target Fund Investment Objective	Acquiring Fund Investment Objective
The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves.	The Fund seeks a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain ESG criteria.

The investment objective of each Fund is non-fundamental, which means that it may be changed with approval of the Trust’s Board of Trustees, but without the approval of the Fund’s shareholders. Following completion of the Reorganization, the surviving Fund will have the same non-fundamental investment objective as the Acquiring Fund.

Principal Investment Strategies

The Funds’ principal investment strategies are similar, in that the Target Fund, under normal market conditions, will invest at least 80% of its assets in equity securities, and the Acquiring Fund, under normal circumstances, invests at least 80% of its assets in large-cap equity securities. However, the Funds’ investment strategies differ in certain respects, including that the Funds have different benchmark indices. The Target Fund attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the Russell 3000® Index, while taking into consideration certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. The Acquiring Fund invests primarily in equity securities of large-cap domestic companies that meet the Fund’s ESG criteria, and attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark, the S&P 500® Index, while taking into consideration certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves.

Both the Target Fund and Acquiring Fund are subject to identical ESG criteria, as considered by Teachers Advisors. The ESG criteria are generally implemented based on data provided by independent research vendor(s). The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process for both the Target Fund and Acquiring Fund is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. Both the Target Fund and Acquiring Fund will not generally invest in companies significantly involved in certain business activities, including but not limited to the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal and gambling products and services. In addition to the overall ESG performance evaluation, both the Target Fund and Acquiring Fund favor companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted. Evidence of fossil fuel reserves ownership includes company disclosure and statements regarding ownership.

After the ESG evaluation process is conducted, Teachers Advisors then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark indices of the Target Fund and Acquiring Fund, respectively. Under these quantitative investment techniques, both the Target Fund and Acquiring Fund use a risk model to evaluate the stocks in which they may invest and to inform the construction of a broadly diversified group of stocks.

While Teachers Advisors generally invests in companies that meet the ESG criteria, it is not required to invest in every company that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible investment. The ESG criteria that both the Target and Acquiring Fund take into consideration are non-fundamental investment policies and may be changed without the approval of the Fund’s shareholders.

The Board reviews the ESG criteria used to evaluate securities held by the Target Fund and Acquiring Fund, respectively, in addition to the ESG vendor(s) that provide the data that help inform these criteria. Subject to Board review, Teachers Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the ESG data. Investing on the basis of ESG criteria is qualitative and subjective by nature. There can be no assurance that every investment will meet ESG criteria, or will do so at all times, or that the ESG criteria or any judgment exercised by Teachers Advisors will reflect the beliefs or values of any particular investor.

In addition, both the Target Fund and Acquiring Fund are not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Each of the Target Fund and Acquiring Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Board and may invest up to 15% of its assets in foreign investments. Teachers Advisors may, for temporary defensive purposes, invest some or all of the Target Fund’s and the Acquiring Fund’s assets in cash and money market instruments, although Teachers Advisors is not obligated to do so. In doing so, the Funds may be successful in reducing market losses but may otherwise not achieve their investment objectives. Cash assets are generally not income-generating and would impact a Fund’s performance.

Fundamental Investment Restrictions

A Fund’s fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting shares. For this purpose, a majority of a Fund’s outstanding voting shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. The Funds’ fundamental investment restrictions are the same, as shown in the chart below:

Policy	Target Fund and Acquiring Fund(1)
Industry Concentration	The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

Senior Securities	The Fund will not issue senior securities except as permitted by law.

Borrowing	The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described below; and (b) from banks (only in amounts not in excess of 33 1/3% of the market value of that Fund’s assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

Single Issuer	The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.

Commodities	The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described in the Funds’ SAI.

Real Estate	The Fund will not purchase real estate or mortgages directly.

Underwriting	The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

Lending	The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

Purchasing Securities on Margin	The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(1)

With the exception of percentage restrictions relating to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities will not be considered a violation by the Target Fund or the Acquiring Fund.

Following the Reorganization, the Acquiring Fund’s fundamental investment restrictions will apply to the surviving Fund.

Purchase, Redemption and Exchange of Shares

Shareholders may purchase, redeem or exchange shares of the Funds on any day that the New York Stock Exchange (“NYSE”) or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading directly from the Funds (for certain share classes) or through a financial advisor, employee benefit plan or other financial intermediary. The Funds’ policies for redeeming shares are described under “Redeeming shares” in the Target Fund’s and Acquiring Fund’s Prospectus, as supplemented, which is incorporated herein by reference. The Funds each have adopted a Frequent Trading Policy, as described under “Frequent trading” in the Target Fund’s and Acquiring Fund’s Prospectus. Shareholders of the Target Fund will have the right to exchange shares of the Acquiring Fund received in the Reorganization for shares of the same class of other Nuveen mutual funds and such Acquiring Fund shares would be applicable with respect to rights of accumulation and letters of intent with respect to the Nuveen mutual funds. The rights, privileges and shareholder services for share classes of the Acquiring Fund will not otherwise change in connection with the Reorganization. See “Further Comparison of the Funds—Distributions.”

The table below contains information about purchasing, redeeming and exchanging shares of the Target Fund or shares of the Acquiring Fund, which is identical. Any eligibility requirements, investment minimums and other requirements detailed in the chart below are waived as applied to the Reorganization. These requirements will apply following the Reorganization.

	Target Fund	Acquiring Fund
Share classes involved in the Reorganization	gClass A gClass I gClass R6 gPremier Class gRetirement Class	gClass A gClass I gClass R6 gPremier Class gRetirement Class

Purchase of shares and eligibility	Class A shares are available only through certain financial intermediaries or by contacting the Fund directly.	Class A shares are available only through certain financial intermediaries or by contacting the Fund directly.

	Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors.	Class I shares are available only through fee-based programs and certain retirement plans, and to other limited categories of investors.

	Class R6 shares are available only to certain eligible investors and through fee-based programs.	Class R6 shares are available only to certain eligible investors and through fee-based programs.

	Premier Class shares and Retirement Class shares are available only through certain employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.	Premier Class shares and Retirement Class shares are available only through certain employee benefit plans, other types of savings plans or accounts and certain financial intermediaries.

	Target Fund	Acquiring Fund
Investment minimum

Class A shares: $2,500 for all accounts except:

•   $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts

•   $250 for accounts opened through fee-based programs

•   No minimum for retirement plans

Subsequent investments for all account types must be at least $100.

Class A shares: $2,500 for all accounts except:

•   $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts

•   $250 for accounts opened through fee-based programs

•   No minimum for retirement plans

Subsequent investments for all account types must be at least $100.

Class I shares: $100,000 for all accounts except:

•   $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level)

•   No minimum for eligible retirement plans and certain other categories of eligible investors

There is no minimum for investments in Class I shares subsequent to the initial investment.

Class I shares: $100,000 for all accounts except:

•   $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level)

•   No minimum for eligible retirement plans and certain other categories of eligible investors

There is no minimum for investments in Class I shares subsequent to the initial investment.

Class R6 shares: $1 million for all accounts except:

•   $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services

•   No minimum for certain qualified retirement plans and certain other categories of eligible investors

There is no minimum for investments in Class R6 shares subsequent to the initial investment.

Class R6 shares: $1 million for all accounts except:

•   $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services

•   No minimum for certain qualified retirement plans and certain other categories of eligible investors

There is no minimum for investments in Class R6 shares subsequent to the initial investment.

	Premier Class shares and Retirement Class shares: Available only through certain employee benefit plans, other types of savings plans or accounts and certain financial intermediaries. No minimum.	Premier Class shares and Retirement Class shares: Available only through certain employee benefit plans, other types of savings plans or accounts and certain financial intermediaries. No minimum.

	Target Fund	Acquiring Fund
Redemptions	All share classes may be redeemed on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to any applicable restrictions imposed by a financial intermediary or employee benefit plan, by mail, over the internet, by telephone.	All share classes may be redeemed on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to any applicable restrictions imposed by a financial intermediary or employee benefit plan, by mail, over the internet, by telephone.

Exchanges	Shareholders may exchange shares for another series of other Nuveen mutual funds for which they are eligible on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to certain limitations.	Shareholders may exchange shares for another series of other Nuveen mutual funds for which they are eligible on any day that the NYSE or its affiliated exchanges, NYSE Arca Equities or NYSE American, are open for trading, subject to certain limitations.

Low Balance Fees	Class A shares of the Target Fund, held directly with the Target Fund through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, with balances under $1,000 are subject to an annual low balance account fee of $15.	Class A shares of the Acquiring Fund, held directly with the Acquiring Fund through certain types of accounts, including IRAs and Coverdell Education Savings Accounts, with balances under $1,000 are subject to an annual low balance account fee of $15.

Upon the completion of the Reorganization, shareholders of the Target Fund will have the right to exchange shares of the Acquiring Fund received in the Reorganization for shares of the same class of other Nuveen mutual funds and such Acquiring Fund shares will be applicable for purposes of rights of accumulation or letters of intent with respect to such funds.

The Funds’ procedures for determining net asset value (“NAV”) and valuing their portfolio holdings are set forth under “Calculating share price” in the Target Fund’s and Acquiring Fund’s Prospectus, as supplemented, which is incorporated herein by reference.

Material Federal Income Tax Consequences of the Reorganization

As a condition to closing the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Vedder Price P.C., subject to certain representations, assumptions and conditions, substantially to the effect that the Reorganization will qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither the Target Fund nor the Acquiring Fund will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. However, prior to the close of regular trading on the NYSE on the Closing Date, both the Target Fund and the Acquiring Fund expect to declare a distribution of all its net investment income and net capital gains, if any. All or a portion of such a distribution may be taxable to shareholders of the Target Fund or Acquiring Fund, respectively, for federal income tax purposes.

As of April 30, 2024, the Target Fund’s most recent semi-annual period, the Fund did not have any capital loss carryforwards. Therefore, repositioning the portfolio of the Target Fund may result in the need for the Target Fund to pay a capital gain distribution before the Reorganization. Any capital loss carryforwards not used to offset capital gains realized prior to the Reorganization would carry over to the Acquiring Fund, although the use of such loss carryforwards after the Reorganization may be subject to an annual limitation.

For a more detailed discussion of the federal income tax consequences of the Reorganization, please see “The Reorganization—Material Federal Income Tax Consequences.”

Risk Factors

Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. An investment in the Acquiring Fund may not be appropriate for all shareholders. For a complete description of the risks of an investment in the Acquiring Fund, see the section in the Acquiring Fund’s prospectus entitled “Principal Investment Risks.”

The Target Fund is subject to the same principal risks as an investment in the Acquiring Fund, as set forth below.

Principal Investment Risks	Target Fund	Acquiring Fund
ESG Risk	X	X
Low-Carbon Risk	X	X
Market Risk	X	X
Issuer Risk	X	X
Foreign Investment Risk	X	X
Large-Cap Risk	X	X
Mid-Cap Risk	X	X
Small-Cap Risk	X	X
Active Management Risk	X	X
Benchmark Risk	X	X
Quantitative Analysis Risk	X	X

The following list contains descriptions of the principal investment risks for the Target Fund and the Acquiring Fund as those descriptions appear in their respective summary prospectus:

ESG Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Low-Carbon Risk—The risk that because the Fund’s investment strategy includes a special emphasis on companies with low current carbon emissions and an absence of fossil fuel reserves ownership, the Fund’s portfolio might exclude certain issuers for nonfinancial reasons and the Fund may forgo some market opportunities that otherwise would be available.

Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares and adversely affect the Fund and its investments. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. The Fund currently invests a significant portion of its assets in companies in the information technology sector, although this may change over time.

Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Teachers Advisors deems it appropriate.

Active Management Risk—The risk that Teachers Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and may not produce expected returns.

Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

Further Comparison of the Funds

Fees and Expenses

The tables below provide information about the fees and expenses attributable to each class of shares of the Funds and the pro forma fees and expenses of the Acquiring Fund following the Reorganization. Shareholder fees reflect the fees currently in effect for each Fund. Annual fund operating expenses reflect the actual expenses of the Funds for the six months ended April 30, 2024, annualized, except as described in footnote 1 to the Annual Fund Operating Expenses table below. The Acquiring Fund pro forma fees and expenses are based on the amounts shown in the table, assuming the Reorganization occurred as of April 30, 2024.

Shareholders may qualify for sales charge discounts if they and their family invest, or agree to invest in the future, at least $50,000 in a Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from a shareholder’s financial advisor and in “How You Can Buy and Sell Shares” on page 127 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 105 of the Funds’ SAI. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.” The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees

(fees paid directly from your investment)

	Target Fund		Acquiring Fund		Acquiring Fund Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Class A	5.75%		5.75%		5.75%
Class I	None		None		None
Class R6	None		None		None
Premier Class	None		None		None
Retirement Class	None		None		None

Maximum Deferred Sales Charge (Load)
Class A	None		None		None
Class I	None		None		None
Class R6	None		None		None
Premier Class	None		None		None
Retirement Class	None		None		None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions
Class A	None		None		None
Class I	None		None		None
Class R6	None		None		None
Premier Class	None		None		None
Retirement Class	None		None		None

Redemption or Exchange Fee
Class A	None		None		None
Class I	None		None		None
Class R6	None		None		None
Premier Class	None		None		None
Retirement Class	None		None		None

Annual Low Balance Account Fee (for accounts under $1,000)
Class A	$15	(1)	$15	(1)	$15	(1)
Class I	None		None		None
Class R6	None		None		None
Premier Class	None		None		None
Retirement Class	None		None		None

(1)

Fee applies to accounts under $1,000 held with the Funds, including IRAs and Coverdell education savings accounts. The fee does not apply to the following types of accounts: accounts held through retirement or Employee Benefit Plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or Social Security number) that have aggregated non-retirement or non-Employee Benefit Plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s Automatic Investment Plan; and accounts held through tuition (529) plan programs. However, the annual Low Balance Account Fee will apply to IRAs and Coverdell education savings accounts. The Funds reserve the right to waive or reduce the annual Low Balance Account Fee for any Fund account at any time. Additionally, the Funds may increase, terminate or revise the terms of the annual Low Balance Account Fee at any time without advance notice to shareholders.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund		Acquiring Fund		Acquiring Fund Pro Forma
Management Fees
Class A	0.25%		0.15%		0.15%
Class I	0.25%		0.15%		0.15%
Class R6	0.25%		0.15%		0.15%
Premier Class	0.25%		0.15%		0.15%
Retirement Class	0.25%		0.15%		0.15%

Distribution and Service (12b-1) Fees
Class A	0.25%		0.25%		0.25%
Class I	0.00%		0.00%		0.00%
Class R6	0.00%		0.00%		0.00%
Premier Class	0.15%		0.15%		0.15%
Retirement Class	0.00%		0.00%		0.00%

Other Expenses(1)
Class A	0.07%		0.05%		0.05%
Class I	0.13%		0.11%		0.11%
Class R6	0.04%		0.03%		0.02%
Premier Class	0.04%		0.03%		0.03%
Retirement Class	0.29%		0.28%		0.27%

Total Annual Fund Operating Expenses
Class A	0.57%		0.45%		0.45%
Class I	0.38%		0.26%		0.26%
Class R6	0.29%		0.18%		0.17%
Premier Class	0.44%		0.33%		0.33%
Retirement Class	0.54%		0.43%		0.42%

Fee Waivers and/or Expense Reimbursements
Class A	0.00	%(2)	0.00	%(3)	0.00	%(4)
Class I	0.00	%(2)	0.00	%(3)	0.00	%(4)
Class R6	0.00	%(2)	0.00	%(3)	0.00	%(4)
Premier Class	0.00	%(2)	0.00	%(3)	0.00	%(4)
Retirement Class	0.00	%(2)	0.00	%(3)	0.00	%(4)

	Target Fund	Acquiring Fund	Acquiring Fund Pro Forma
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Class A	0.57%	0.45%	0.45%
Class I	0.38%	0.26%	0.26%
Class R6	0.29%	0.18%	0.17%
Premier Class	0.44%	0.33%	0.33%
Retirement Class	0.54%	0.43%	0.42%

(1)	Other expenses were restated to reflect the operating expenses that are effective as of May 1, 2024.
(2)

Under the Target Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total Annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.32% of average daily net assets for Class R6 shares; (ii) 0.47% of average daily net assets for Class I shares; (iii) 0.47% of average daily net assets for Premier Class shares; (iv) 0.57% of average daily net assets for Retirement Class shares; and (v) 0.67% of average daily net assets for Class A shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2026, unless changed with the approval of the Board of Trustees.

(3)

Under the Acquiring Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total Annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.22% of average daily net assets for Class R6 shares; (ii) 0.37% of average daily net assets for Class I shares; (iii) 0.37% of average daily net assets for Premier Class shares; (iv) 0.47% of average daily net assets for Retirement Class shares; and (v) 0.57% of average daily net assets for Class A shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2026, unless changed with the approval of the Board of Trustees.

(4)

Under the surviving Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.22% of average daily net assets for Class R6 shares; (ii) 0.37% of average daily net assets for Class I shares; (iii) 0.37% of average daily net assets for Premier Class shares; (iv) 0.47% of average daily net assets for Retirement Class shares; and (v) 0.57% of average daily net assets for Class A shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2026, unless changed with the approval of the Board of Trustees.

Examples

The examples below are intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the Acquiring Fund following the Reorganization. The examples assume you invest $10,000 in a Fund for the time periods indicated (based on information in the tables above) and then redeem your shares at the end of a period. The examples assume that your investment has a 5% return each year and that a Fund’s expenses remain at the level shown in the table above. For presentation purposes, the examples below assume the Reorganization is effective as of January 1, 2025, the first day of the month following the expected closing of the Reorganization. These amounts are estimated; actual operating expenses will vary based on asset size and other factors. The examples below assume that you sell your shares at the end of a period, but the estimated costs are the same if you do not sell your shares at the end of a period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Fund	1 Year	3 Years	5 Years	10 Years
Class A	$630	$747	$875	$1,248

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Class A	$618	$711	$813	$1,109
Class A Pro Forma	$618	$711	$813	$1,109

Target Fund	1 Year	3 Years	5 Years	10 Years
Class I	$39	$122	$213	$480

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Class I	$27	$84	$146	$331
Class I Pro Forma	$27	$84	$146	$331

Target Fund	1 Year	3 Years	5 Years	10 Years
Class R6	$30	$93	$163	$368

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Class R6	$18	$58	$101	$230
Class R6 Pro Forma	$17	$55	$96	$217

Target Fund	1 Year	3 Years	5 Years	10 Years
Premier Class	$45	$141	$246	$555

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Premier Class	$34	$106	$185	$418
Premier Class Pro Forma	$34	$106	$185	$418

Target Fund	1 Year	3 Years	5 Years	10 Years
Retirement Class	$55	$173	$302	$677

Acquiring Fund	1 Year	3 Years	5 Years	10 Years
Retirement Class	$44	$138	$241	$542
Retirement Class Pro Forma	$43	$135	$235	$530

Performance Information

The total returns of each Fund for the periods ended December 31, 2023, based on historical fees and expenses for each period, are set forth in the bar charts and tables below.

Information provided in the bar charts below shows annual total returns for each full calendar year since inception for the period ended December 31, 2023 for the Target Fund’s Class R6 shares and for the ten-year period ended December 31, 2023 for the Acquiring Fund’s Class R6 shares. The performance of the Funds’ other share classes will differ due to their different expense structures. The Funds do not assess sales charges on their Class R6 shares.

The tables below illustrate average annual total returns for the one-year, five-year, ten-year and/or since inception periods ended December 31, 2023 for Class A, Class I, Class R6, Premier Class and Retirement Class shares of the Funds (as applicable). The tables also show how each Fund’s performance compares with the returns of a broad-based securities market index. This information is intended to help you assess the variability of Fund returns (and, consequently, the potential risks of a Fund investment).

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for one class of shares of each Fund only; after-tax returns for other share classes will vary. Returns for market indices do not include operating expenses, which are deducted from Fund returns, or taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-advantaged accounts, such as IRAs or employer-sponsored retirement plans; but such investors generally are subject to tax on withdrawals from such accounts.

Both the bar charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers and operating expense limitations, if any, in effect during the periods presented. If any such fee waivers and expense limitations were not in place, performance would be reduced. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Funds is available at www.nuveen.com/ performance or by calling (800) 257-8787.

Target Fund Class R6 Annual Total Return

Best quarter: 22.37% for the quarter ended June 30, 2020. Worst quarter: -19.97% for the quarter ended March 31, 2020. Class R6 total return for the period beginning January 1, 2024 through September 30, 2024 was 18.76%.

	Average Annual Total Returns for the Periods Ended December 31, 2023
Target Fund	Inception Date	1 Year	5 Years	Since Inception
Class R6	8/7/2015
Return before taxes		23.19%	15.47%	12.00%
Return after taxes on distributions		22.63%	14.64%	11.15%
Return after taxes on distributions and sale of Fund shares		14.03%	12.34%	9.64%
Class I	12/4/2015
Return before taxes		23.05%	15.35%	11.90	%(1)
Premier Class	8/7/2015
Return before taxes		22.99%	15.30%	11.85%
Retirement Class	8/7/2015
Return before taxes		22.82%	15.17%	11.72%
Class A(3)	8/7/2015
Return before taxes		15.74%	13.76%	10.87%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		25.96%	15.16%	11.92	%(2)

(1)

The performance shown for the Class I that is prior to its inception date is based on performance of the Class R6. The performance for these periods has not been restated to reflect the actual expenses of the Class I. If these actual expenses had been reflected, the performance of the Class I shown for these periods would have been different because the Class I has different expenses than the Class R6.

(2)	Performance is calculated from the inception date of the Class R6.
(3)	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Acquiring Fund Class R6 Annual Total Return

Best quarter: 22.26%, for the quarter ended June 30, 2020. Worst quarter: -20.49%, for the quarter ended March 31, 2020. Class R6 total return for the period beginning January 1, 2024 through September 30, 2024 was 18.76%.

	Average Annual Total Returns for the Periods Ended December 31, 2023
Acquiring Fund	Inception Date	1 Year	5 Years	10 Years
Class R6	7/1/1999
Return before taxes		22.49%	15.05%	11.00%
Return after taxes on distributions		20.87%	13.60%	9.58%
Return after taxes on distributions and sale of Fund shares		14.38%	11.91%	8.69%
Class I	12/4/2015
Return before taxes		22.41%	14.96%	10.94	%(1)
Premier Class	9/30/2009
Return before taxes		22.35%	14.87%	10.83%
Retirement Class	10/1/2002
Return before taxes		22.20%	14.76%	10.72%
Class A(2)	3/31/2006
Return before taxes		15.18%	13.39%	10.05%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		26.29%	15.69%	12.03%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		25.96%	15.16%	11.48%

(1)

The performance shown for the Class I that is prior to its inception date is based on performance of the Class R6. The performance for these periods has not been restated to reflect the actual expenses of the Class I. If these actual expenses had been reflected, the performance of the Class I shown for these periods would have been different because the Class I has different expenses than the Class R6.

(2)	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Portfolio Turnover

Each Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.

During the Target Fund’s fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 26%. During the Acquiring Fund’s fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 15%.

Investment Adviser

The Target Fund and the Acquiring Fund are managed by Teachers Advisors, which manages the assets of the Trust, under the supervision of the Board of Trustees. Teachers Advisors is an indirect wholly-owned subsidiary of TIAA. Teachers Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Teachers Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Teachers Advisors also manage the investment accounts of College Retirement Equities Fund (“CREF”). As of December 31, 2023, Teachers Advisors and TCIM together had approximately $618.4 billion of assets under management. Teachers Advisors is located at 730 Third Avenue, New York, NY 10017-3206. Teachers Advisors will continue to serve as the investment adviser to the Acquiring Fund following the Reorganization.

Teachers Advisors is a subsidiary of Nuveen, the investment management arm of TIAA. TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of CREF, the first company in the United States to issue a variable annuity. As of June 30, 2024, Nuveen, LLC managed approximately $1.2 trillion in assets.

Portfolio Managers

Portfolio Managers of the Target Fund and Acquiring Fund. The portfolio managers of the Funds are the same. The table below includes portfolio manager names and experience for the Target Fund and Acquiring Fund.

	Experience		Portfolio Manager of Fund Since Total Experience (since dates specified below)
Name & Title	Portfolio Role / Coverage / Expertise / Specialty	Experience Over Past Five Years	At TIAA	Total	On Target Fund Team	On Acquiring Fund Team
Philip James (Jim) Campagna, CFA Managing Director	Portfolio Manager	Teachers Advisors, TCIM and other advisory affiliates—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2005	1991	2015	2005

Darren Tran, CFA Managing Director	Portfolio Manager	Teachers Advisors, TCIM and other advisory affiliates—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2005	2000	2022	2022

Nazar Romanyak, CFA Senior Director	Portfolio Manager	Teachers Advisors, TCIM and other advisory affiliates—2013 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index and ESG portfolios)	2013	2002	2024	2024

For a complete description of the advisory services provided to the Target and Acquiring Funds, see the section of the Funds’ prospectus entitled “Management of the Funds” and the sections of the Acquiring Fund’s SAI entitled “Investment Advisory and Other Services.” Additional information about the portfolio manager compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in the Funds’ SAI.

Advisory and Other Fees

For the fiscal year ended October 31, 2023, the Target Fund and the Acquiring Fund had an effective management fee rate payable to their investment adviser (before any fee waivers or expense reimbursements, as applicable), of 0.2488% and 0.1500%, respectively, as a percentage of such Fund’s average daily net assets.

The terms of the Funds’ advisory agreements are described in detail below.

Investment Management Fees for the Target and Acquiring Funds. Pursuant to an investment management agreement between Teachers Advisors and the Trust, investment management fees are calculated daily and paid monthly to Teachers Advisors. They are calculated as a percentage of the average value of the daily net assets for the Target and Acquiring Funds and are accrued daily proportionately at 1/365th (1/366th in a leap year).

Target Fund. As of May 1, 2024, the management fee schedule for the Target Fund consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors and Nuveen Fund Advisors, LLC. Nuveen Fund Advisors, LLC, an investment adviser under common control with Teachers Advisors, serves as manager to various other registered investment companies that operate under the Nuveen name (collectively with the Funds and other registered investment companies managed by Teachers Advisors that operate under the Nuveen name). This pricing structure enables Target Fund shareholders to benefit from growth in the assets within the Target Fund as well as from growth in the amount of complex-wide assets managed by Teachers Advisors and Nuveen Fund Advisors, LLC.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of the Target Fund as follows:

Fund-Level Management Fee Breakpoints for the Target Fund

Target Fund
For the first $1 billion	0.09%
For the next $1 billion	0.08%
For the next $2 billion	0.07%
For the next $3 billion	0.06%
For the next $3 billion	0.05%
For net assets over $10 billion	0.04%

The overall complex-level fee, payable monthly, begins at a maximum rate of 0.1600% of the Target Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for the Target Fund is the fund-level fee plus 0.1600%. The complex-level fee rate for the Target Fund is determined by taking the current overall complex-level fee rate, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the Target Fund’s assets that are not eligible complex-level assets. As of September 30, 2024, the Target Fund’s effective complex-level fee rate was 0.1597%.

The Target Fund’s investment adviser, Teachers Advisors, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.32% of average daily net assets for Class R6 shares; (ii) 0.47% of average daily net assets for Class I shares; (iii) 0.47% of average daily net assets for Premier Class shares; (iv) 0.57% of average daily net assets for Retirement Class shares; and (v) 0.67% of average daily net assets for Class A shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2026, unless changed with approval of the Board of Trustees.

The Target Fund’s investment management agreement was last approved for continuance by the Board of Trustees of the Trust at meetings held on April 18 and 19, 2024. Information regarding the Board of Trustees of the Trust’s considerations in determining to approve continuation of the investment management agreement is available in the Target Fund’s semi-annual report for the six months ended April 30, 2024.

Acquiring Fund. The Acquiring Fund’s management fee schedule consists of one component, a fund-level fee, based on the amount of assets within the Fund. As of July 31, 2024, the fee rate of the Fund was 0.15%.

The Fund’s investment adviser, Teachers Advisors, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.22% of average daily net assets for Class R6 shares; (ii) 0.37% of average daily net assets for Class I shares; (iii) 0.37% of average daily net assets for Premier Class shares; (iv) 0.47% of average daily net assets for Retirement Class shares; and (v) 0.57% of average daily net assets for Class A shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2026, unless changed with approval of the Board of Trustees.

The Acquiring Fund’s investment management agreement was last approved for continuance by the Board of Trustees of the Trust at meetings held on April 18 and 19, 2024. Information regarding the Board of Trustees of the Trust’s considerations in determining to approve continuation of the investment management agreement is available in the Acquiring Fund’s semi-annual report for the six months ended April 30, 2024.

Distributors, Distribution and Service Fees

Nuveen Securities, LLC (“Nuveen Securities”), located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as principal underwriter for the Target Fund and the Acquiring Fund.

The Board of Trustees of the Trust has adopted distribution plans with respect to Class A shares and Premier Shares of the Acquiring Fund and Target Fund (each a “Compensation Plan” and together, the “Compensation Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Compensation Plans, the Funds compensate Nuveen Securities for certain services that Nuveen Securities provides in connection with the promotion, distribution and/or shareholder servicing of Class A or Premier shares, respectively. Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Payments by the Target Fund and Acquiring Fund under the Class A Compensation Plan are calculated daily and paid monthly at the annual rate of 0.25% of the average daily net assets for Class A of the Target Fund and Acquiring Fund and monthly at the annual rate of 0.15% of the average daily net assets for Premier Shares of the Target Fund and Acquiring Fund. Class I, Class R6 and Retirement Class shares of the Funds are not subject to a distribution and/or service fee.

The table below lists the fees that each share class is subject to pursuant to the Compensation Plans, stated as a percentage of the average daily net assets attributable to the relevant share class. The Funds have identical 12b-1 fees for each respective class.

Class	Target Fund 12b-1 Fees	Acquiring Fund 12b-1 Fees
A	0.25%	0.25%
I	None	None
R6	None	None
Premier	0.15%	0.15%
Retirement	None	None

Retirement Class shares for both the Target Fund and Acquiring Fund are subject to a service fee at an annual rate of up to 0.25% paid to Teachers Advisors for providing or arranging for the provision of certain administrative and shareholder services.

For a complete description of the Funds’ distribution and service arrangements, see the section of the Funds’ prospectus entitled “Distribution and Service Arrangements” and the sections of the Funds’ SAI entitled “Distribution (Rule 12b-1) Plans” and “Fund Payments to Financial Intermediaries.”

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the financial intermediary for providing investor services. The Funds’ related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. See the section entitled “Payments to Broker-Dealers and Other Financial Intermediary Compensation” in the Target Fund’s and Acquiring Fund’s prospectus for additional information.

Distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. Dividends from the Funds’ net investment income and capital gains, if any, are normally declared and paid annually. Dividends and capital gains can be paid in cash or reinvested. Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the distribution options described in the Funds’ Prospectus.

Tax Information

The tax character of dividends and distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares. The Funds’ dividends and distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment from such account).

Further Information

Additional information concerning the Acquiring Fund and the Target Fund is contained in the Reorganization SAI, and additional information regarding the Acquiring Fund is contained in the Acquiring Fund prospectus. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

Approval of the Reorganization by the Board of Trustees of the Trust

Based on the considerations described below, the Board of Trustees of the Trust, all of whom are not “interested persons” as that term is defined in the 1940 Act, has determined that the Reorganization would be in the best interests of each of the Target Fund and Acquiring Fund and that the interests of each Fund’s existing shareholders would not be diluted as a result of the Reorganization. At a meeting held on September 19, 2024 (the “September Meeting”), the Board approved the Reorganization.

The Target Fund and the Acquiring Fund are managed by the same investment adviser, Teachers Advisors, a wholly-owned subsidiary of Nuveen. The Reorganization was proposed by Nuveen as part of its ongoing effort to enhance the increasingly integrated offerings of Nuveen’s global equities platform. Consistent with this initiative and given the Funds have the same investment teams and similar investment strategies, the Board considered that Nuveen anticipates that the Reorganization would eliminate redundant products, would result in lower expenses for shareholders of the Target Fund and may result in expense savings for the surviving Fund over time. The Reorganization also would allow shareholders of the Target Fund to continue their investment in an ESG criteria equity fund with investment objectives and strategies that are similar to those of the Target Fund and with generally comparable historical performance.

Prior to the September Meeting, Nuveen introduced the proposal to potentially reorganize the Target Fund into the Acquiring Fund at the Board’s meeting on August 20-21, 2024. Following the introduction and prior to the September Meeting, the Board requested through independent legal counsel information and received extensive materials regarding the Reorganization prepared by Nuveen. Prior to approving the Reorganization, the Board reviewed and discussed the foregoing information with its independent legal counsel and with management, reviewed with independent legal counsel applicable law and its duties in considering such matters, and met with independent legal counsel in a private session without management present.

Based on the foregoing, the Board considered the following factors, among others, in approving the Reorganization:

•	the compatibility of the Funds’ investment objectives, principal investment strategies and related risks;

•	the extent of consistency of portfolio management as between the two Funds;

•	the Funds’ relative sizes;

•	the relative investment performance of the Funds;

•	the relative fees and expenses for the Funds, including any cap on the surviving Fund’s expenses agreed to by Teachers Advisors;

•	the anticipated federal income tax-free nature of the Reorganization;

•	the expected direct costs of the Reorganization and that shareholders of the Funds would not bear such costs of the Reorganization;

•	the terms of the Reorganization, including provisions designed to avoid dilution of the interests of existing shareholders of the Funds;

•	the effect of the Reorganization on shareholder rights;

•	alternatives to the Reorganization; and

•	any potential benefits of the Reorganization to Teachers Advisors and its affiliates as a result of the Reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

The Board considered the compatibility of the Funds’ investment objectives, principal investment strategies and principal risks. In this regard, the Board considered that the investment objective of the Target Fund is to seek a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. Similarly, the investment objective of the Acquiring Fund is to seek a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain ESG criteria. Additionally, the Board considered that although the Funds’ principal investment strategies are similar, there are differences in certain respects, including different benchmark indices. For instance, the Board considered that the Target Fund attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the Russell 3000® Index, while taking into consideration certain ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves; whereas, the Acquiring Fund invests primarily in equity securities of large-cap domestic companies that meet the Fund’s ESG criteria and attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the S&P 500® Index, while taking into consideration certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves. The Board also considered that both Funds are subject to the same ESG criteria, as considered by Teachers Advisors.

In addition, the Board considered that each Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Further, each of the Funds may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Board and may invest up to 15% of its assets in foreign investments.

With respect to comparability of risks, the Board considered that the Funds are subject to the same principal investment risks.

Portfolio Management

As described above, the Board considered that the Funds are advised by the same adviser and utilize the same portfolio managers. The Board considered that, following the Reorganization, the portfolio managers of the Acquiring Fund will continue to serve as the portfolio managers of the surviving Fund.

Investment Performance

The Board considered the relative investment performance of the Funds over various periods. The Board considered, among other things, the returns for each share class of the Target Fund compared to the corresponding share class of the Acquiring Fund for the year-to-date and one-, three-, and five-year periods ended August 31, 2024 and considered the ten-year return ended August 31, 2024 of each share class of the Acquiring Fund (other than Class I shares of the Acquiring Fund which were not in existence for the entire applicable period). The Board also considered the Target Fund’s and Acquiring Fund’s performance relative to its respective benchmark and ranking in its Morningstar category over specified periods. The Board considered, among other things, that each share class of the Acquiring Fund outperformed its corresponding share class of the Target Fund for the year-to-date and the one- and three-year periods ended August 31, 2024. The Board, however, considered that on March 1, 2024, the Acquiring Fund modified its ESG criteria and changed its benchmark from the Russell 3000® Index to the S&P 500® Index and performance prior to such time would not reflect such changes.

Relative Sizes

The Board considered that the Acquiring Fund had greater assets than the Target Fund as of August 31, 2024. The Board considered that combining the Funds would create a larger fund which might provide additional benefits to shareholders of the Target Fund as fixed operating expenses would be spread over the larger asset base of the surviving Fund following the Reorganization. See “Fees and Expense Ratios” below. The Board further considered that the increased asset size of the surviving Fund may result in expense savings for shareholders of the surviving Fund over time.

Fees and Expense Ratios

The Board considered the fees and expense ratios of each share class of the Funds compared to the estimated fees and expenses of the corresponding share class of the surviving Fund following the Reorganization and the impact of any expense caps. In this regard, the Board considered that pursuant to the Reorganization, holders of Class A shares of the Target Fund will receive Class A shares of the Acquiring Fund, Class I shares of the Target Fund will receive Class I shares of the Acquiring Fund, Class R6 shares of the Target Fund will receive Class R6 shares of the Acquiring Fund, the Retirement Class shares of the Target Fund will receive Retirement Class shares of the Acquiring Fund and the Premier Class shares of the Target Fund will receive Premier Class shares of the Acquiring Fund.

The Board considered that the estimated management fee rate of the surviving Fund was lower than the management fee rate of the Target Fund (based on actual expenses for six months ended April 30, 2024 annualized) for all corresponding share classes. In addition, the estimated gross and net annual operating expense ratios of each share class of the surviving Fund following the Reorganization were lower than the gross and net annual operating expense ratios, respectively, of the corresponding share class of the Target Fund. The Board further considered that the estimated management fee rate for the surviving Fund was the same as that of the Acquiring Fund, and the estimated gross and net annual operating expense ratios of the various share classes of the surviving Fund were the same as or slightly lower than the gross and net annual expense ratios (based on actual expenses for six months ended April 30, 2024 annualized) of the corresponding share classes of the Acquiring Fund. The Board further considered that the management fee of the Target Fund is comprised of a fund-level fee (which is based on the amount of assets within such Fund) and a complex-level fee (which is based on the aggregate amount of all eligible assets managed by Teachers Advisors and Nuveen Fund Advisors, LLC), whereas the management fee of the Acquiring Fund is comprised of only a fund-level fee. The Board considered that following the Reorganization, the eligible assets of the Target Fund would no longer be available to be included in the amount of complex assets used to determine complex-level fees of participating Nuveen funds.

In addition, the Board considered that the ongoing Rule 12b-1 distribution and/or service fees of the Class A and Premier Class shares of the Acquiring Fund were the same level as the corresponding share class of the Target Fund. Further, Class I, Class R6 and the Retirement Class shares of the Target Fund and the Acquiring Fund do not assess Rule 12b-1 fees.

The Board further considered the sales loads (if any) applicable to the share classes of the Acquiring Fund and Target Fund. Although Class A shares of the Target Fund and Acquiring Fund are normally subject to a front-end sales load, the Board considered that shareholders will not incur a sales load, commission or any other similar fee on shares issued in connection with the Reorganization. Further, if the Target Fund shares are subject to a CDSC (which may be the case for purchases of Class A shares of $1 million or more that were not subject to a front-end sales load), the holding period will carry over to the Acquiring Fund for the purpose of determining whether the CDSC applies.

Tax Consequences of the Reorganization

The Board considered the tax implications of the Reorganization. The Board considered that the Reorganization will be structured with the intention that it qualifies as a tax-free reorganization for federal income tax purposes. The Board also considered that although the Reorganization will itself be a tax-free transaction, a portion of the Target Fund’s portfolio would be repositioned, which may result in increased distributions of capital gains realized in connection with such portfolio repositioning prior to the Reorganization.

The Board further considered that the Target Fund did not have capital loss carryforwards as of June 30, 2024. If the Target Fund generates any such carryforwards prior to the date of the Reorganization, the Board considered that applicable tax laws could impose limits on the amount of capital loss carryforwards that the Acquiring Fund may use in any one year.

Costs of the Reorganization

The Board considered the estimated direct costs of the Reorganization based on information provided to it and considered that Teachers Advisors or an affiliate will pay all direct costs associated with the Reorganization whether or not the Reorganization is ultimately completed. In addition, the Board considered the estimated transaction costs and the estimated gain or loss due to the repositioning of the Target Fund’s portfolio in connection with the Reorganization. The Board considered that the Target Fund and its shareholders would bear the costs of portfolio repositioning.

Dilution

The Board considered that the terms of the Reorganization are intended to avoid dilution of the interests of the existing shareholders of the Funds. In this regard, shareholders of the Target Fund will receive shares of the Acquiring Fund having a total net asset value equal to the total net asset value of the shares of the Target Fund surrendered.

Effect on Shareholder Rights

The Board considered that the Funds are each a series of the Trust, a Delaware statutory trust and governed by its Declaration of Trust and Delaware law. In this regard, there will be no change to Target Fund shareholder rights under state statutory law.

Alternatives to the Reorganization

The Board considered various alternatives for the Target Fund, including maintaining the status quo of the Target Fund, repurposing the Target Fund or liquidating the Target Fund. The Board considered the rationale of the Adviser for recommending the Reorganization as opposed to the alternatives to the Reorganization. The Board considered that keeping the status quo was not ideal given that there would be two competing strategies offered in the marketplace by the Trust with differing performance histories. The Board further considered that any repurposing of the Target Fund may deviate from the original objectives of, and shareholder expectations for, the Target Fund which may lead to redemptions. Finally, the Board considered that liquidation of the Target Fund was not in the best interests of its shareholders as liquidation would potentially be a taxable event for certain investors.

Potential Benefits to Teachers Advisors and its Affiliates

The Board considered that the Reorganization may result in some benefits and economies for Nuveen and its affiliates. The Board considered that it was expected that the estimated overall management fees as of August 31, 2024 earned by Teachers Advisors would decrease following the Reorganization given the lower management fee rate of the Acquiring Fund compared to that of the Target Fund. In addition, the Board considered that Nuveen and its affiliates may benefit from any cost savings to Nuveen as a result of the elimination of the Target Fund as a separate fund in the Nuveen complex, including efficiencies realized by no longer providing certain services to the Target Fund. Further, the Board considered that Nuveen’s reputation within the asset management business and with distribution partners may be clarified and strengthened with the reduction of funds with competing investment mandates.

Conclusion

The Board approved the Reorganization on behalf of the Target Fund, concluding that the Reorganization was in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund would not be diluted as a result of the Reorganization. The Board also approved the Reorganization on behalf of the Acquiring Fund, concluding that the Reorganization was in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization. The Board did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving the Reorganization, and different Board members may have accorded different weights to different factors.

The Reorganization

The Reorganization will be governed by the Agreement, a form of which is attached as Appendix A. The Agreement provides that the Target Fund will transfer all its assets to the Acquiring Fund solely in exchange for the issuance of full and fractional shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund. The closing of the Reorganization will take place at the close of business on the Closing Date.

The Target Fund will transfer all of its assets to the Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of the Target Fund and deliver to the Target Fund a number of full and fractional shares of the Acquiring Fund having a net asset value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund, with such values determined in each case as of the close of regular trading on the NYSE on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, by class, all Acquiring Fund shares received by the Target Fund. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the shareholders of the Target Fund, and representing the respective pro rata number, by class, of Acquiring Fund shares due each such shareholder. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund.

As a result of the Reorganization, a holder of Class A shares of the Target Fund will receive Class A shares of the Acquiring Fund, a holder of Class I shares of the Target Fund will receive Class I shares of the Acquiring Fund, a holder of Class R6 shares of the Target Fund will receive Class R6 shares of the Acquiring Fund, a holder of Premier Class shares of the Target Fund will receive Premier Class shares of the Acquiring Fund and a holder of Retirement Class shares of the Target Fund will receive Retirement Class shares of the Acquiring Fund in each case equal in total net asset value, as of the close of regular trading on the NYSE on the Closing Date, to the total net asset value of the Target Fund Class A, Class I, Class R6, Premier Class and Retirement Class shares surrendered by such shareholder.

The Board of Trustees has determined that the Reorganization is in the best interests of the Target Fund, and further determined that the interests of the existing shareholders of the Target Fund would not be diluted as a result of the transactions contemplated by the Agreement. Similarly, the Board approved the Reorganization for the Acquiring Fund and found it to be in the best interests of the Acquiring Fund and determined that the interests of the existing Acquiring Fund shareholders will not be diluted by the Reorganization.

The consummation of the Reorganization is subject to the terms and conditions of, and the representations and warranties being true as set forth in the Agreement. The Agreement may be terminated by mutual agreement of the Target Fund and Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate the Agreement at or before the closing of the Reorganization due to (i) a breach by the other Fund of any representation, warranty or agreement to be performed at or before the closing, if not cured within

30 days of notification to the breaching party and prior to the closing, (ii) a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met, or (iii) a determination by the Board of Trustees that the consummation of the transactions contemplated by the Agreement is not in the best interests of the Target Fund or Acquiring Fund, respectively.

The Target Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date of the Reorganization, furnish the Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies or restrictions. The Target Fund, if requested by the Acquiring Fund, will dispose of securities on the list provided by the Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the closing of the Reorganization. The sale of such investments could result in taxable distributions to shareholders of the Target Fund prior to the applicable Reorganization. See “Material Federal Income Tax Consequences.”

The Acquiring Fund will be deemed the “accounting survivor” in connection with the Reorganization and will retain its performance track record following the Reorganization.

Description of Securities

Shares of Beneficial Interest. The Target Fund and Acquiring Fund have established and designated five classes of shares with a par value of $0.0001 per share, which include Class A, Class I, Class R6, Premier Class and Retirement Class shares. Class A, Class I, Class R6, Premier Class and Retirement Class shares to be issued to shareholders of the Target Fund in the Reorganization are offered through this Information Statement/Prospectus.

Voting Rights of Shareholders. Holders of shares of the Target Fund and Acquiring Fund are entitled to one vote for each dollar of NAV they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of the Acquiring Fund held times the NAV per share of the Acquiring Fund. The Target Fund and the Acquiring Fund each operate as series of the Trust, which is an open-end management investment company registered with the SEC under the 1940 Act.

The Trust currently has 68 series, and the Board of Trustees may, in its sole discretion, create additional series from time to time. Each class of shares of the Target Fund represents an interest in the same portfolio of investments of the Target Fund. Each class of shares of the Target Fund and the Acquiring Fund has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no preemptive or other subscription rights associated with any class of shares of the Target Fund or Acquiring Fund. In addition to the specific voting rights described above, shareholders of the Target Fund and Acquiring Fund are entitled, under current law, to vote with respect to certain other matters, including changes in fundamental investment policies and restrictions. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change in any manner those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

Continuation of Shareholder Accounts, Plans and Privileges; Share Certificates

If the Reorganization is approved and completed, the Acquiring Fund will establish an account for each shareholder of record of the Target Fund containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are substantially the same.

Once the Reorganization is completed, shareholders would have the right to exchange their Acquiring Fund shares for shares of the same class of other Nuveen mutual funds and such Acquiring Fund shares would be considered for purposes of rights of accumulation and letters of intent with respect to the Nuveen mutual funds.

Board Members and Officers

The Target Fund and Acquiring Fund are organized as separate series of the Trust, an open-end management investment company established under Delaware law as a Delaware statutory trust. The Trust is governed by a Board of Trustees consisting of twelve members, all of whom are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Board Members”). For more information on the history of the Trust, see the Target Fund’s and Acquiring Fund’s SAI, dated March 1, 2024 (as it may be supplemented from time to time). The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under “Management” in the Target Fund’s and Acquiring Fund’s SAI, as supplemented, which is incorporated herein by reference.

Service Providers

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the custodian for the assets of each Fund. SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”), P.O. Box 219140, Kansas City, Missouri 64121-9140, serves as the transfer agent, shareholder services agent and dividend paying agent for each Fund.

PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, Illinois 60606, serves as the independent registered public accounting firm for each Fund.

Material Federal Income Tax Consequences

As a condition to the Target Fund’s and the Acquiring Fund’s obligation to consummate the Reorganization, the Target Fund and Acquiring Fund will receive a tax opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) with respect to the Reorganization substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The acquisition by the Acquiring Fund of substantially all of the properties of the Target Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund followed by the distribution of Acquiring Fund shares to the Target Fund Shareholders in exchange for their Target Fund shares in complete liquidation and termination of the Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

2.

The Target Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund, except that the Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

3.	The Target Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Target Fund in the Reorganization.

4.

The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Target Fund in exchange solely for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund.

5.

The adjusted basis to the Acquiring Fund of the properties of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Target Fund immediately before the exchange.

6.

The Acquiring Fund’s holding periods with respect to the properties of the Target Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

7.	The shareholders of the Target Fund will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for Target Fund shares.

8.

The aggregate basis of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization will be the same as the aggregate basis of Target Fund shares surrendered by the Target Fund Shareholder in exchange therefor.

9.

Each Target Fund Shareholder’s holding period for the Acquiring Fund Shares received by the Target Fund Shareholder in the Reorganization will include the holding period during which the Target Fund Shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund Shareholder held such shares as a capital asset on the date of Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

The opinion will be based on certain factual representations and assumptions. The opinion will rely on such representations and will assume the accuracy of such representations. If such representations and assumptions are incorrect, the Reorganization may not qualify as a tax-free reorganization for federal income tax purposes, and the Target Fund and Target Fund shareholders may recognize taxable gain or loss as a result of the Reorganization.

Prior to the valuation time in connection with the closing, the Target Fund expects to declare and pay a distribution to its shareholders, which, together with all previous distributions with respect to taxable periods ending on or before the Closing Date, will have the effect of distributing to shareholders at least all of the Target Fund’s net investment income and realized net capital gains (after reduction by any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, for taxable periods ending on or before the Closing Date. To the extent distributions are attributable to ordinary taxable income or capital gains, the distribution will be taxable to shareholders for federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. The Acquiring Fund is also expected to declare and pay a distribution prior to the closing of the Reorganization. All dividends and distributions will be reinvested in additional shares of the Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for federal income tax purposes whether received in cash or additional shares.

To the extent that a portion of the Target Fund’s portfolio assets are sold prior to the Reorganization, including sales anticipated in connection with the repositioning described herein, the federal income tax effect of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (net short-term capital gain in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which the sale occurs and would be taxable to shareholders for federal income tax purposes. As of April 30, 2024, the Target Fund’s most recent fiscal year end, the Fund did not have any capital loss carryforwards. Therefore, repositioning the portfolio of the Target Fund may result in the need for the Target Fund to pay a capital gain distribution before the Reorganization.

The Target Fund will experience portfolio turnover due to portfolio repositioning prior to the Reorganization. To the extent the Target Fund realizes net losses from the sale of portfolio securities as part of the portfolio repositioning, the net capital gain or net investment income to be distributed by the Target Fund prior to the closing of the Reorganization will be reduced. In the event the Target Fund realizes income or gain as a result of such sales, the net capital gain or net investment income to be distributed by the Target Fund prior to the closing of the Reorganization will be increased if such income or gain cannot be offset by available capital loss carryforwards. After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s or the Acquiring Fund’s pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations, however, will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Target Fund at the time of the Reorganization. As of April 30, 2024, the Target Fund’s tax year end, the Target Fund did not have short-term or long-term capital loss carryforwards.

Following the Reorganization, the amount of the Target Fund’s capital loss carryforwards (if any) that can be used in any taxable year, will generally be subject to an annual limitation, which is equal to the long-term tax-exempt rate at the time of the Reorganization, multiplied by the aggregate net asset value of the Target Fund at the time of Reorganization.

Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the Target Fund or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund following the Reorganization). As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have received had the Reorganization not occurred.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

Teachers Advisors or an affiliate will absorb the direct costs of the Reorganization, which are estimated by the Adviser to be approximately $281,000.

Description of Governing Laws

The Target Fund and Acquiring Fund are a series of the Trust, which is a Delaware statutory trust. The Funds are governed by their Declaration of Trust (“Trust Declaration”) and Delaware law. Information about the shareholder rights provided for in each Fund’s governing instruments and governing law is provided below.

Description of Trust

Under the Delaware Statutory Trust Act (“DSTA”), shareholders of the Trust are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit under the Delaware General Corporation Law. The Trust Declaration provides that if any shareholder or former shareholder is exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Trust, and not because of such shareholder’s acts or omissions, the shareholder or former shareholder shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such liability; provided, however there shall be no liability or obligation of the Trust arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares or for losses suffered by reason of any changes in value of any Trust assets.

Shareholder Voting. Please see “Voting Rights of Shareholders” for a discussion on shareholder voting rights.

Election and Removal of Trustees. The Trust Declaration provides that the Trustees of the Trust determine the size of the Board of Trustees of the Trust, subject to a minimum of two and a maximum of 25. Under the Trust Declaration, each Trustee of the Trust holds office until the next meeting of shareholders called for the purposes of considering the election or re-election of such Trustee, or of a successor to such Trustee, and until his or her successor is elected and qualified. The Trust Declaration provides that vacancies on the Board of Trustees of the Trust may be filled by the majority of remaining Trustees, except when election by the shareholders is required under the 1940 Act. A Trustee of the Trust may be removed with or without cause, and a Trustee of the Trust must be removed by written instrument signed by at least two-thirds of the number of Trustees in office prior to such removal, or by the affirmative vote of shareholders of the Trust holding at least two-thirds of the outstanding shares, cast in person or by proxy at any meeting called for that purpose. The Trust Declaration provides that a Trustee may hold office until the next shareholder meeting called for the purpose of considering election or re-election of such Trustee, and until his or her successor is elected and qualified.

Issuance of Shares. The Trustees of the Trust are authorized to issue an unlimited number of shares.

Series and Classes. The Trust Declaration gives broad authority to the Board of Trustees of Trust to establish series and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, restrictions, limitations, qualifications or terms or conditions of redemptions of the shares of the series and classes. The Trustees of the Trust are also authorized to terminate a series or class without a vote of shareholders under certain circumstances.

Amendments to Trust Declaration. The Trust Declaration may be amended at any time by an instrument in writing signed by a majority of Trustees of the Trust except as otherwise required by the Trust Declaration or the 1940 Act.

Shareholder, Director/Trustee and Officer Liability. The Trust Declaration provides that shareholders of the Acquiring Fund shall be entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit under the General Corporation Law of the State of Delaware, and the Trust shall indemnify and hold harmless a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, the Trust will assume, upon request, the defense of any claim against its shareholder for any act or obligation of the Trust and satisfy any related judgment. Similarly, the Trust Declaration provides that a Trustee of the Trust shall be liable to the Trust or the shareholders only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of the office of the trustee. The Trust Declaration further provides for indemnification against loss for every person who is or has been a trustee, officer, employee or agent of the Trust subject to certain exceptions.

Preemptive Rights. Pursuant to the Trust Declaration, shareholders of the Target Fund and the Acquiring Fund have no preemptive rights or other rights to subscribe to additional shares.

Derivative Actions. Under the DSTA, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The foregoing is only a summary of certain rights of shareholders under the governing documents of the Trust and under applicable state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Capitalization

The following tables set forth the capitalization of the Target Fund, the Acquiring Fund and the pro forma capitalization of the Acquiring Fund after Reorganization adjustments. The table is presented as of September 30, 2024. There is no assurance that the Reorganization will occur. These numbers may differ at the Closing Date of the Reorganization.

Capitalization Table

As of September 30, 2024

(Unaudited)

	Target Fund	Acquiring Fund	Pro Forma Adjustment(1)		Acquiring Fund Pro Forma
Net Assets
Class A	$75,058,073	$706,214,353	$(2,415,164	)(2)	$778,857,262
Class I	5,656,259	31,486,191	(1,170,924	)(2)	35,971,526
Class R6	513,270,665	4,799,973,992	(35,041,674	)(2)	5,278,202,983
Premier Class	5,702,005	37,930,609	(200,488	)(2)	43,432,126
Retirement Class	594,233,924	824,085,567	—	(2)	1,418,319,491

Total	$1,193,920,926	$6,399,690,712	$(38,828,250)		$7,554,783,388

Shares Outstanding
Class A	3,173,208	27,038,355	(292,694	)(3)	29,918,869
Class I	238,021	1,031,222	(46,486	)(3)	1,222,757
Class R6	21,567,821	156,948,572	(4,777,701	)(3)	173,738,692
Premier Class	239,355	1,245,827	(52,318	)(3)	1,432,864
Retirement Class	25,140,735	26,439,461	(6,075,711	)(3)	45,504,485

Total	50,359,140	212,703,437	(11,244,910)		251,817,667

Net Asset Value Per Share
Class A	$23.65	$26.12			$26.03
Class I	$23.76	$30.53			$29.42
Class R6	$23.80	$30.58			$30.38
Premier Class	$23.82	$30.45			$30.31
Retirement Class	$23.64	$31.17			$31.17

(1)

The pro forma balances are presented as if the Reorganization was effective as of September 30, 2024, and are presented for informational purposes only. The actual Closing Date of the Reorganization is expected to be on or about December 13, 2024, or such later time agreed to by the parties, at which time the results would be reflective of the actual composition of shareholders’ equity as of that date. All pro forma adjustments are directly attributable to the Reorganization.

(2)

Teachers Advisors or an affiliate will absorb all direct costs of the Reorganization. The figures assume the Target Fund and the Acquiring Fund are required to distribute its tax basis undistributed net investment income of $8,651,421 and $55,725,666, respectively, and tax basis accumulated net realized gains of $48,340,754 and $652,166,780, respectively, prior to the Reorganization. The Acquiring Fund Pro Forma also assumes that such distributions were reinvested in Target Fund shares using estimated reinvestment rates of 98%, 92%, 87%, 88% and 100% for Class A, Class I, Class R6, Premier Class and Retirement Class, respectively, resulting in a total cash distribution for the Target Fund of $3,311,067, and reinvested in Acquiring Fund shares using estimated reinvestment rates of 97%, 67%, 94%, 96% and 100% for Class A, Class I, Class R6, Premier Class and Retirement Class, respectively, resulting in a total cash distribution for the Acquiring Fund of $35,517,183.

(3)

Reflects the issuance by the Acquiring Fund of approximately 2,880,514 Class A shares, 191,535 Class I shares, 16,790,120 Class R6 shares, 187,037 Premier Class shares and 19,065,024 Retirement Class shares, respectively, to the Target Fund in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the issuance of Class A, Class I, Class R6, Premier Class and Retirement Class shares (as applicable) of the Acquiring Fund pursuant to the Agreement will be passed on by Rachael M. Zufall, Vice President and Secretary of the Acquiring Trust.

Information Filed with the Securities and Exchange Commission

This Information Statement/Prospectus and the related Reorganization SAI do not contain all of the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports that the Target Fund and Acquiring Fund have filed with the SEC pursuant to the applicable requirements of the Securities Act and the 1940 Act to which reference is hereby made. The SEC file number for the registration statement containing the current prospectus and SAI for the Target Fund and the Acquiring Fund is Registration No. 333-76651. Such prospectuses and SAIs relating to the Target Fund and Acquiring Fund are incorporated herein by reference, only insofar as they relate to the Target Fund and Acquiring Fund.

OTHER INFORMATION

Shareholders of the Funds

For each Fund, the following tables set forth the percentage of ownership of each person who, as of November 5, 2024 (the “Record Date”), owns of record, or is known by the Fund to own of record or beneficially, 5% or more of the securities outstanding of any class of shares of the Fund involved in the Reorganization. The tables also set forth the estimated pro forma percentage of shares of the Acquiring Fund that would have been owned by such parties assuming the Reorganization occurred on the Record Date. These amounts may differ on the Closing Date. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the shares) of the Target Fund may be able to control the Target Fund and determine the outcome of a future shareholder meeting.

Target Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund
A
I
R6
Premier
Retirement

Acquiring Fund
Class	Name and Address of Owner	Percentage of Ownership and Type of Ownership	Estimated Pro Forma Percentage of Ownership of Acquiring Fund After Reorganization of Target Fund into Acquiring Fund
A
I
R6
Premier
Retirement

At the close of business on [●], there were [●] Class A shares, [●] Class I shares [●] Class R6 shares, [●] Premier Class shares and [●] Retirement Class shares of the Target Fund outstanding. [As of [●], 2024, the Trustees and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.]

At the close of business on [●], there were [●] Class A shares, [●] Class I shares, [●] Class R6 shares, [●] Premier Class shares and [●] Retirement Class shares of the Acquiring Fund outstanding. [As of [●], 2024, the Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.]

[As set forth in the tables above, affiliates of Nuveen (including funds managed by affiliates of Nuveen) own shares of the Target Fund.]

Shareholder Proposals

The Funds generally do not hold annual shareholders’ meetings but will hold a special meeting as required or deemed desirable. Because the Funds do not hold regular meetings of shareholders, the anticipated date of a Fund’s next shareholder meeting cannot be provided. To be considered for inclusion in the proxy statement for any meeting of a Fund’s shareholders, a shareholder proposal must be submitted a reasonable time before the proxy statement for the meeting is mailed. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its inclusion. Shareholders of the Funds wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting should send their written proposal to the respective Fund at 333 West Wacker Drive, Chicago, Illinois 60606.

Shareholder Communications

Shareholders who want to communicate with the Board of Trustees of the Trust, or any individual Trustee, should write to their Fund, to the attention of William Siffermann, Manager of Fund Board Relations, to the attention of Office of the Corporate Secretary, 730 Third Avenue, New York, New York 10017-3206 or trustees@tiaa.org for the Funds. The letter should indicate that you are a Fund shareholder and identify the Fund that you own and with respect to which Fund your letter is concerned. If the communication is intended for a specific Trustee and so indicates, it will be sent only to that Trustee. If a communication does not indicate a specific Trustee, it will be sent to the chair of the nominating and governance committee and to the independent legal counsel of the Board of Trustees for further distribution as deemed appropriate by such persons.

Information Statement/Prospectus Delivery

Please note that only one Information Statement/Prospectus may be delivered to two or more shareholders of the Target Fund who share an address, unless the Target Fund has received instructions to the contrary. To request a separate copy of the Information Statement/Prospectus, or for instructions as to how to request a separate copy of such document or how to request a single copy if multiple copies of such document are received, shareholders should contact the Target Fund at 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

APPENDIX A:

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [●] day of [●], 2024 by TIAA-CREF Funds, a Delaware statutory trust (the “Trust”), on behalf of and between Nuveen Large Cap Responsible Equity Fund, a series of the Trust (the “Acquiring Fund”), and Nuveen Social Choice Low Carbon Equity Fund, a series of the Trust (the “Target Fund”), and Teachers Advisors, LLC (for purposes of Section 9.1 of this Agreement only), the investment adviser to each of the Acquiring Fund and the Target Fund (the “Adviser”). The Acquiring Fund and the Target Fund may be referred to herein each as a “Fund” and, collectively, as the “Funds.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization of the Target Fund into the Acquiring Fund will consist of: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for newly issued shares of beneficial interest, par value $0.0001 per share, of the corresponding classes of shares of the Acquiring Fund as set forth on Exhibit A (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; and (ii) the pro rata distribution, by class, of all of the Acquiring Fund Shares to the shareholders of each corresponding class of the Target Fund, in complete liquidation and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each of the Acquiring Fund and the Target Fund and that the interests of the existing shareholders of each of the Acquiring Fund and the Target Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE LIABILITIES OF THE TARGET FUND AND TERMINATION AND LIQUIDATION OF THE TARGET FUND

1.1   THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration therefor, the Acquiring Fund agrees: (i) to issue and deliver to the Target Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Target Fund, if any, as set forth in Section 1.3. All Acquiring Fund Shares to be issued to the Target Fund shall be issued at net asset value without a sales load, commission or other similar fee being imposed. In the event that Class A shares of the Acquiring Fund are transferred in the Reorganization to former holders of Class A shares of the Target Fund with respect to which the front-end sales charge was waived due to a purchase of $1 million or more, the Acquiring Fund agrees that, in determining whether a deferred sales charge is payable upon the sale of such Class A shares of the Acquiring Fund, it shall give credit for the period during which the holder thereof held such Target Fund shares. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2   ASSETS TO BE TRANSFERRED. The Target Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, cash, securities, commodities, interests in futures, dividends or interest receivables owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

The Target Fund will, within a reasonable period of time before the Closing Date (as defined in Section 3.1), furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date, identify the securities, if any, on the Target Fund’s list referred to in the foregoing sentence that do not conform to the Acquiring Fund’s investment objective, policies, or restrictions, as set forth in the Acquiring Fund’s Prospectus and Statement of Additional Information, and will notify the Target Fund accordingly. The Target Fund, if requested by the Acquiring Fund, will dispose of such non-conforming securities identified by the Acquiring Fund before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or the Adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization,” as such term is used in Section 368(a) of the Code or would otherwise not be in the best interests of the Target Fund.

1.3   LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, the liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement.

1.4   LIQUIDATING DISTRIBUTION. As of the Effective Time (as defined in Section 3.1), the Target Fund will distribute in complete liquidation of the Target Fund each class of the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 to its shareholders of record of the corresponding class of shares, determined as of the time of such distribution (each a “Target Fund Shareholder” and, collectively, the “Target Fund Shareholders”), on a pro rata basis within that class. Such distribution will be accomplished with respect to each class of shares of the Target Fund by the transfer of the Acquiring Fund Shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of such class. All of the issued and outstanding shares of the Target Fund simultaneously will be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfers.

1.5   OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued to the Target Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Target Fund Shareholders.

1.6   TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund’s shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7   LIQUIDATION AND TERMINATION. The Target Fund shall completely liquidate and be dissolved, terminated and have its affairs wound up in accordance with the Trust’s governing documents and the laws of the State of Delaware promptly following the Closing and the making of all distributions pursuant to Section 1.4, but in no event later than 12 months following the Closing Date.

1.8   REPORTING. Any reporting responsibility of the Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”) or other regulatory authority, any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

1.9   BOOKS AND RECORDS. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing and shall be turned over to the Acquiring Fund as soon as practicable following the Closing.

ARTICLE II

VALUATION

2.1   VALUATION OF TARGET FUND ASSETS. The value of the net assets of the Target Fund will be the value of its assets, less its liabilities, computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Time”), using the valuation procedures set forth in the Acquiring Fund’s Prospectus and Statement of Additional Information (in effect as of the Closing Date) or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2   VALUATION OF ACQUIRING FUND SHARES. The net asset value per share for each class of Acquiring Fund Shares shall be the net asset value per share for such class computed as of the Valuation Time, using the valuation procedures set forth in Section 2.1.

2.3   SHARES TO BE ISSUED. The number of Acquiring Fund Shares (including fractional shares, if any) to be issued in exchange for the Target Fund’s net assets as described in Article I shall be determined with respect to each class by dividing the value of such assets (net of the liabilities) transferred to the Acquiring Fund with respect to each class of shares of the Target Fund, determined in accordance with Section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with Section 2.2.

2.4   EFFECT OF SUSPENSION IN TRADING. In the event that on the Closing Date, either: (a) the NYSE or another exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing Date shall be postponed until the first business day when trading is fully resumed and/or reporting is restored or such later time as the parties may agree pursuant to Section 3.1.

2.5   COMPUTATIONS OF NET ASSETS. All computations of net asset value in this Article II shall be made by or under the direction of the Funds’ custodian in accordance with its regular practice in such capacity.

ARTICLE III

CLOSING AND CLOSING DATE

3.1   CLOSING DATE. The conditions precedent set forth in Articles VI–VIII herein must be satisfied or waived with respect to both Funds in order for the closing of the Reorganization to take place. The Closing shall occur on December 13, 2024 or such other date as the parties may agree (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the Valuation Time on the Closing Date (the “Effective Time”). The Closing shall be held as of the close of business at the offices of Vedder Price P.C. in Chicago, Illinois or at such other time and/or place as the parties may agree.

3.2   CUSTODIAN’S CERTIFICATE. The Target Fund shall cause its custodian to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund’s custodian on behalf of the Acquiring Fund on the Closing Date; and (b) all necessary transfer taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3   TRANSFER AGENT’S CERTIFICATE. The Target Fund shall cause its transfer agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that such transfer agent’s records contain the names and addresses of all of the shareholders of the Target Fund, and the number and percentage ownership of outstanding shares per class owned by each such shareholder as of the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Target Fund at the Closing a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing to the Target Fund or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund.

3.4   DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liability, share certificates, opinions, receipts and other documents or instruments, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1   REPRESENTATIONS OF THE TARGET FUND. The Trust, on behalf of itself and the Target Fund, represents and warrants as follows:

(a)   The Trust is a statutory trust organized, validly existing and in good standing under the laws of the State of Delaware.

(b)   The Target Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust.

(c)   The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)   The Target Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval and compliance with the other provisions hereof) will not result, in violation of the Trust’s Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.

(e)   Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Target Fund has no material contracts or other commitments that will be terminated with liability to it before the Closing.

(f)   No litigation, administrative proceeding, or investigation of or before any court or governmental body presently is pending or to its knowledge threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)   The financial statements of the Target Fund as of October 31, 2023, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of October 31, 2023, and there are no known liabilities, contingent or otherwise, of the Target Fund as of such date that are not disclosed in such statements.

(h)   The unaudited semi-annual financial statements of the Target Fund as of April 30, 2024, and for the period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of April 30, 2024, and there are no known liabilities, contingent or otherwise, of the Target Fund as of such date that are not disclosed in such statements.

(i)   Since the date of the financial statements referred to in subsection (h) above, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known contingent liabilities of the Target Fund arising after such date. For the purposes of this subsection (i), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(j)   All federal, state, local, and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local, and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.

(k)   All of the issued and outstanding shares of the Target Fund are, and as of the Closing will be, duly and validly issued, fully paid and non-assessable by the Target Fund. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Target Fund, and no outstanding securities convertible into shares of the Target Fund.

(l)   At the Closing, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the

Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(m)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund, including the determinations of the Board required by Rule 17a-8(a) under the 1940 Act. This Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)   The information to be furnished by the Target Fund for use in any “no-action” letters, applications for orders, registration statements, information statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(o)   From the effective date of the Registration Statement (as defined in Section 5.6) through the time of the meeting of the Target Fund shareholders and as of the Closing, any written information furnished by the Trust with respect to the Target Fund for use in the Registration Statement, any information statement and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been or will be obtained.

(q)   For each taxable year of its operations, including the taxable year ending on the Closing Date, the Target Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under Subchapter M of the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all of its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code) (as such terms are defined in the Code) that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the taxable year ending on the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a RIC. Prior to the Closing, the Target Fund will have had no earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

4.2   REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of itself and the Acquiring Fund, represents and warrants as follows:

(a)   The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)   The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust.

(c)   The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)   The Acquiring Fund is not, and the execution, delivery and performance of this Agreement (subject to compliance with the provisions hereof) will not result, in violation of the Trust’s Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)   No litigation, administrative proceeding or investigation of or before any court or governmental body presently is pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)   The financial statements of the Acquiring Fund as of October 31, 2023 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles in the United States of America and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2023, and there are no known liabilities, contingent or otherwise, of the Acquiring Fund as of such date that are not disclosed in such statements.

(g)   The unaudited semi-annual financial statements of the Acquiring Fund as of April 30, 2024, and for the period then ended have been prepared in accordance with generally accepted accounting principles in the United States of America, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of April 30, 2024, and there are no known liabilities, contingent or otherwise, of the Acquiring Fund as of such date that are not disclosed in such statements.

(h)   Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(i)   All federal, state, local, and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local, and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(j)   All of the issued and outstanding shares of the Acquiring Fund are, and, as of the Closing will be, duly and validly issued, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Acquiring Fund, and no outstanding securities convertible into shares of the Acquiring Fund.

(k)   The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, including the determinations of the Board required pursuant to Rule 17a-8(a) under the 1940 Act. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)   The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing, have been duly authorized. When so issued and delivered, such Acquiring Fund Shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable by the Acquiring Fund.

(m)   The information to be furnished by the Acquiring Fund for use in any “no-action” letters, applications for orders, registration statements, information statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with the requirements of the federal securities laws and other laws and regulations.

(n)   From the effective date of the Registration Statement through and as of the Closing, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Registration Statement, any information statement and any supplement or amendment thereto or to the documents included or incorporated by reference therein, or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be obtained.

(p)   For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected to qualify, has qualified or will qualify (in the case of the taxable year that includes the Closing Date), and intends to continue to qualify as a RIC under Subchapter M of the Code; (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC. Prior to the Closing, the Acquiring Fund will have had no earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M of the Code did not apply to it.

(q)   The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state securities laws as it may deem appropriate in order to consummate the transactions hereunder.

ARTICLE V

COVENANTS OF THE FUNDS

5.1   OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 8.4, each Fund will operate its respective business in the ordinary course from the date of this Agreement through the Closing, it being understood that such ordinary course of business will include customary dividends and distributions, any other distributions necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

5.2   INVESTMENT REPRESENTATION. The Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.3   ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.4   FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken all actions, and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing.

5.5   STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which shall be certified by the Controller or Treasurer of the Trust, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

5.6   PREPARATION OF REGISTRATION STATEMENT AND INFORMATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund for distribution to Target Fund Shareholders and related matters (the “Registration Statement”). The Registration Statement shall include an information statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement, including the information statement and related materials, for inclusion therein, in connection with this Agreement and the transactions contemplated herein.

5.7   TAX STATUS OF REORGANIZATION. The intention of the parties is that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. None of the Target Fund, the Acquiring Fund or the Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or that results in the failure of the transactions to qualify as a “reorganization” within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Target Fund, the Acquiring Fund and the Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated in Section 8.7.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1   All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by the Trust’s Chief Administrative Officer or any Vice President, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect, and as to such other matters as the Target Fund shall reasonably request.

6.2   The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements, and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1   All representations, covenants, and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if made on and as of the Closing. The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by the Trust’s Chief Administrative Officer or any Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect, and as to such other matters as the Acquiring Fund shall reasonably request.

7.2   The Target Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements, and restrictions required by this Agreement to be performed or complied with by it prior to or at the Closing.

7.3   The Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Controller or Treasurer of the Trust.

7.4   Prior to the Valuation Time, the Target Fund will have declared and paid the dividends contemplated by Section 8.4.

7.5   The Target Fund shall have delivered to the Acquiring Fund such records, agreements, certificates, instruments and such other documents as the Acquiring Fund shall reasonably request.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT

The obligations of the Funds to consummate the transactions under this Agreement are subject to the fulfillment or waiver of the following conditions:

8.1   As of the Closing, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2   All consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained or made.

8.3   The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4   The Target Fund shall have declared and paid, prior to the Valuation Time, a dividend or dividends with respect to its shares that, together with all other dividends paid by the Target Fund with respect to all taxable periods ending on or before the Closing Date, shall have the effect of distributing to its shareholders at least all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code).

8.5   The Target Fund shall have received an opinion from Vedder Price P.C., dated as of the Closing Date, substantially to the effect that:

(a)   The Trust is validly existing and in good standing as a statutory trust under the Delaware Statutory Trust Act, 12 Del. Code § 3801 et seq. (the “Act”).

(b)   The execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Fund, did not, and the issuance of Acquiring Fund Shares pursuant to this Agreement will not, violate the Trust’s Declaration of Trust.

(c)   To the knowledge of such counsel, (i) the Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and is not subject to any stop order; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States of America or the Act for the issuance of Acquiring Fund Shares and all other transactions pursuant to this Agreement have been obtained or made.

8.6   The Acquiring Fund shall have received an opinion from Vedder Price P.C., dated as of the Closing Date, substantially to the effect that:

(a)   The Trust is validly existing and in good standing as a statutory trust under the Act.

(b)   The execution and delivery of this Agreement by the Trust, on behalf of the Target Fund, did not, and the exchange of the Target Fund’s assets for Acquiring Fund Shares pursuant to this Agreement will not, violate the Trust’s Declaration of Trust.

(c)   To the knowledge of such counsel, (i) the Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration under the 1940 Act is in full force and effect and is not subject to any stop order; and (ii) all regulatory consents, authorizations, orders, approvals or filings required to be obtained or made by the Target Fund under the federal laws of the United States of America or the Act for the transfer of the Target Fund’s assets and liabilities in exchange for Acquiring Fund Shares and all other transactions pursuant to this Agreement have been obtained or made.

8.7   The Funds shall have received an opinion of Vedder Price P.C., dated as of the Closing Date and addressed to the Acquiring Fund and the Target Fund, substantially to the effect that for federal income tax purposes:

(a)   The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Target Fund to the Target Fund Shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)   No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the Target Fund’s assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

(c)   No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Target Fund Shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

(d)   No gain or loss will be recognized by the Target Fund Shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund Shares, except to the extent the Target Fund Shareholders receive cash in lieu of a fractional Acquiring Fund Shares.

(e)   The aggregate basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization (including any fractional Acquiring Fund Shares to which a Target Fund Shareholder would be entitled) will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

(f)   The holding period of the Acquiring Fund Shares received by each Target Fund Shareholder in the Reorganization (including any fractional Acquiring Fund Shares to which a Target Fund Shareholder would be entitled) will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the effective time of the Reorganization.

(g)   The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

(h)   The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which those assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund Shareholder with respect to any asset (including, without limitation, any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (a) at the end of a taxable year (or on the termination thereof) or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Trust and the Funds, and the Trust and each Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.7.

ARTICLE IX

EXPENSES

9.1   The expenses incurred in connection with the Reorganization (“Reorganization Expenses”) will be borne by the Adviser or an affiliate thereof. Reorganization Expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement, any information statement and any related materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. For the purposes of this Section 9.1, Reorganization Expenses do not include commissions or other transaction costs in connection with any repositioning of the portfolios of the Funds, and each Fund shall bear its own such costs.

9.2   Each Fund represents and warrants to the other Fund that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with structuring the transactions provided for herein.

9.3   Notwithstanding the foregoing, Reorganization Expenses will in any event be paid by the party directly incurring such Reorganization Expenses if and to the extent that the payment by another party of such Reorganization Expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a RIC under the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1   The parties agree that no party has made to the other party any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2   The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement will not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1   This Agreement may be terminated by the mutual agreement of the parties, and such termination may be effected by the Chief Administrative Officer or any Vice President of the Trust without further action by the Board. In addition, this Agreement may be terminated at or before the Closing due to:

(a)   a breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing, if not cured within 30 days of the breach and prior to the Closing;

(b)   a condition precedent to the obligations of the terminating party that has not been met or waived and it reasonably appears that it will not or cannot be met; or

(c)   a determination by the Board that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or the Target Fund.

11.2   In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust or the Funds.

ARTICLE XII

AMENDMENTS

12.1   This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust subject to the prior review of each Fund’s counsel and the authorization of the Board.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1   The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. The use of the terms “including” or “include” in this Agreement shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively.

13.2   This Agreement may be executed in any number of counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

13.3   This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4   This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, and no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5   The Trust is a Delaware statutory trust organized in series of which each of the Acquiring Fund and the Target Fund constitutes one such series, and the Trust is executing this Agreement with respect to the Acquiring Fund and the Target Fund only. Pursuant to the Declaration of Trust of the Trust and Section 3804(a) of the Act, there is a limitation on liabilities of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Fund are enforceable against the assets of the Fund only, and not against the assets of the Trust generally or the assets of any other series thereof and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other series thereof are enforceable against the assets of either Fund.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

TIAA-CREF FUNDS, on behalf of Nuveen Large Cap Responsible Equity Fund

By:
Name:
Title:

TIAA-CREF FUNDS, on behalf of Nuveen Social Choice Low Carbon Equity Fund

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only: TEACHERS ADVISORS, LLC

By:
Name:
Title:

[Signature Page to Agreement and Plan of Reorganization—

Reorganization of TIAA-CREF Funds/Nuveen Social Choice Low Carbon Equity Fund

into TIAA-CREF Funds/Nuveen Large Cap Responsible Equity Fund]

EXHIBIT A

SHARE CLASSES

Nuveen Social Choice Low Carbon Equity Fund (Target Fund) Share Classes	Nuveen Large Cap Responsible Equity Fund (Acquiring Fund) Corresponding Share Classes
A	A
I	I
R6	R6
Premier	Premier
Retirement	Retirement

Nuveen, LLC

333 West Wacker Drive

Chicago, Illinois 60606-1286

(800) 257-8787

www.nuveen.com

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED NOVEMBER 13, 2024

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

NUVEEN SOCIAL CHOICE LOW CARBON EQUITY FUND

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

Telephone: (800) 842-2733

by

NUVEEN LARGE CAP RESPONSIBLE EQUITY FUND

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

Telephone: (800) 842-2733

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated [●], 2024, for use in connection with the reorganization (the “Reorganization”) of Nuveen Social Choice Low Carbon Equity Fund (the “Target Fund”) into Nuveen Large Cap Responsible Equity Fund (the “Acquiring Fund”), each a series of TIAA-CREF Funds (the “Trust”).

The Target Fund and the Acquiring Fund are referred to herein individually as a “Fund” and collectively as the “Funds.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to the Trust at the address shown above or by calling (800) 257-8787.

Further information about the Target Fund and Acquiring Fund is contained in the Target Fund’s and Acquiring Fund’s SAI dated March 1, 2024, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Target Fund and Acquiring Fund (Accession No. 0000930413-24-002237). No other parts are incorporated herein by reference.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the Acquiring Fund having substantially similar investment restrictions. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Although the Reorganization will not result in a material change to the investment portfolio transferred by the Target Fund due to investment restrictions of the Acquiring Fund, if the Reorganization had taken place as of August 19, 2024, the Adviser estimates that approximately 23% of the Target Fund portfolio would have been sold and other securities would have been purchased to more closely align with the benchmark index and ESG criteria of the Acquiring Fund.

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

The audited financial statements and related independent registered public accounting firm’s report for the Target Fund and Acquiring Fund are contained in the Target Fund’s and Acquiring Fund’s annual report for the fiscal year ended October 31, 2023 (Accession No. 0001193125-23-304670), which is incorporated herein by reference only insofar as it relates to the Target Fund and Acquiring Fund. The unaudited financial statements for the Target Fund and the Acquiring Fund are contained in the Target Fund and the Acquiring Fund’s semi-annual report for the six months ended April 30, 2024 (Accession No. 0001193125-24-174081), which is incorporated herein by reference only insofar as it relates to the Target Fund and the Acquiring Fund.

The date of this SAI is [●], 2024.

PART C

OTHER INFORMATION

Item 15. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	Charter of Registrant

(a)	Declaration of Trust, dated as of April 15, 1999. 1/

(b)	Amendment dated May 22, 2002 to the Declaration of Trust. 4/

(c)	Amendment dated April 21, 2004 to the Declaration of Trust. 5/

(d)	Form of Amendment dated December 7, 2005 to the Declaration of Trust. 8/

(e)	Form of Amendment dated February 14, 2006 to the Declaration of Trust. 8/

(f)	Amendment dated August 7, 2006 to the Declaration of Trust. 9/

(g)	Amendment dated October 2, 2006 to the Declaration of Trust. 9/

(h)	Amendment dated July 17, 2007 to the Declaration of Trust. 11/

(i)	Amendment dated August 29, 2008 to the Declaration of Trust. 13/

(j)	Amendment dated February 10, 2009 to the Declaration of Trust. 14/

(k)	Amendment dated May 12, 2009 to the Declaration of Trust. 14/

(l)	Amendment dated May 18, 2010 to the Declaration of Trust. 16/

(m)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 18/

(n)	Amendment dated May 17, 2011 to the Declaration of Trust. 20/

(o)	Amendment dated September 13, 2011 to the Declaration of Trust. 21/

(p)	Amendment dated May 15, 2012 to the Declaration of Trust. 24/

(q)	Amendment dated December 4, 2012 to the Declaration of Trust. 26/

(r)	Amendment dated December 3, 2013 to the Declaration of Trust. 29/

(s)	Amendment dated May 13, 2014 to the Declaration of Trust. 30/

(t)	Amendment dated May 12, 2015 to the Declaration of Trust. 32/

(u)	Amendment dated July 14, 2015 to the Declaration of Trust. 34/

(v)	Amendment dated as of February 9, 2016 to the Declaration of Trust. 36/

(w)	Amendment dated April 12, 2016 to the Declaration of Trust. 36/

(x)	Amendment dated September 13, 2016 to the Declaration of Trust. 38/

(y)	Amendment dated May 8, 2018 to the Declaration of Trust. 43/

(z)	Amendment dated July 17, 2018 to the Declaration of Trust. 45/

(aa)	Amendment dated December 3, 2019 to the Declaration of Trust. 51/

(bb)	Amendment dated May 14, 2020 to the Declaration of Trust. 52/

(cc)	Amendment dated January 18, 2024 to the Declaration of Trust. 65/

(2)	Bylaws—Registrant has adopted no bylaws.

(3)	Voting Trust Agreement—Not Applicable

(4)	Form of Agreement and Plan of Reorganization is filed as Appendix A to Part A of this Registration Statement.

(5)	Instrument Defining Holders’ Rights—The relevant portions of the Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit 1 above.

(6)	Investment Advisory Contracts

(a)	Form of Class W Management Fee Waiver/Reimbursement Agreement for Certain TIAA-CREF Funds dated as of August 1, 2018. 44/

(b)	Form of Amended and Restated Investment Management Agreement by and between Registrant and Teachers Advisors, LLC (“Advisors”) dated as of October 1, 2018. 46/

(c)	Form of Operating Expense Reimbursement Agreement for Certain Series of the TIAA-CREF Funds by and between Registrant and Advisors dated as of October 1, 2018. 46/

(d)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of November 16, 2018. 47/

(e)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of March 1, 2019. 48/

(f)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated March 1, 2020. 51/

(g)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated September 30, 2020. 54/

(h)	Form of Amendment to the Class W Management Fee Waiver/Reimbursement Agreement for Certain TIAA-CREF Funds dated as of September 30, 2020. 54/

(i)	Form of Amendment to the Operating Expense Reimbursement Agreement for Certain Series of the TIAA-CREF Funds for and between Registrant and Advisors dated as of September 30, 2020. 54/

(j)	Form of Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of August 1, 2021. 56/

(k)	Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of August 1, 2022. [59]

(l)	Amendment to the Amended and Restated Investment Management Agreement by and between Registrant and Advisors dated as of May 1, 2024. 65/

(m)	Fee Waiver Agreement by and between Registrant and Advisors for the Nuveen Lifecycle Funds and Nuveen Lifecycle Index Funds dated as of October 1, 2024. 67/

(n)	Amended and Restated Expense Reimbursement Agreement by and between Registrant and Advisors dated as of October 1, 2024. 67/

(7)	Underwriting Agreement and Distribution Contracts

(a)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999. 2/

B(b)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999. 3/

(c)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002. 4/

(d)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 5/

(e)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 6/

(f)	Form of Amendment to Distribution Agreement for the Registrant dated as of January 1, 2013. 27/

(g)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of July 31, 2015. 33/

(h)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of May 1, 2016. 37/

(8)	Bonus, Profit Sharing or Pension Plans

(a)	TIAA-CREF Non-Employee Trustee and Member Long-Term Compensation Plan as amended and restated January 1, 2008. 12/

(b)	TIAA-CREF Non-Employee Trustee and Member Deferred Compensation Plan as amended and restated January 1, 2008. 12/

(9)	Custodian Agreement

(a)	Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated November 20, 2007. 11/

(b)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Advisors, on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010. 16/

(10)	Rule 12b-1 and Rule 18f-3 Plans

(a)	Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) dated as of May 1, 2016 (as supplemented on November 16, 2018). 47/

(b)	Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 under the 1940 Act dated as of May 1, 2016 (as amended September 30, 2020). 54/

(c)	Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of May 1, 2024. 65/

(d)	Amended and Restated Multiple Class Plan (18f-3) for the Nuveen Lifecycle Funds and the Nuveen Lifecycle Index Funds of the TIAA-CREF Funds dated as of May 1, 2024. 65/

(11)	Opinion and Consent of Counsel. 68/

(12)	Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters discussed in the Information Statement/Prospectus to be filed by amendment.

(13)	Other Material Contracts

(a)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 7/

(b)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 8/

(c)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 10/

(d)	Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 11/

(e)	Investment Accounting Agreement by and between Registrant and State Street dated November 20, 2007. 11/

(f)	Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 15/

(g)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 15/

(h)	Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 17/

(i)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors. 19/

(j)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant and BFDS. 19/

(k)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and BFDS. 20/

(l)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors. 22/

(m)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012. 23/

(n)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011. 23/

(o)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors. 24/

(p)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street. 25/

(q)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of April 10, 2013. 28/

(r)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 26, 2014. 31/

(s)	Form of Amendment dated June 25, 2014 (effective as of April 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 31/

(t)	Form of Amendment dated July 15, 2014 (effective September 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 31/

(u)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of July 31, 2015. 33/

(v)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of August 1, 2016. 37/

(w)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of December 9, 2016. 39/

(x)	TIAA-CREF International Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of February 27, 2017. 40/

(y)	Form of Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of November 16, 2018. 47/

(z)	Amendment to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. dated as of April 17, 2019. 51/

(aa)	Shareholder Servicing Plan for Advisor Class Shares of Registrant dated as of January 1, 2020. 51/

(bb)	Amendment to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. dated as of July 1, 2020. 54/

(cc)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 30, 2020. 54/

(dd)	Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and certain Voya Funds dated as of January 19, 2022. 58/

(ee)	Rule 12d1-4 Funds of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds between Registrant and certain Nuveen Funds dated as of January 19, 2022. 58/

(ff)	First Amendment to Rule 12d1-4 Fund of Funds Investment Agreement between Registrant and certain Voya Funds dated as of April 5, 2022. 59/

(gg)	TIAA-CREF International Bond Fund Taxable Offshore Limited Appointment of Agent for Service of Process dated as of July 27, 2022. 59/

(hh)	Form of Investment Management Agreement by and between each subsidiary of the TIAA-CREF International Bond Fund and Teachers Advisors, LLC. 60/

(ii)	First Amendment to Rule 12d1-4 Fund of Funds Investment Agreement for TIAA-CREF Funds of Funds as Acquiring Funds and Nuveen Funds/ETFs as Acquired Funds between Registrant and certain Nuveen Funds dated as of July 12, 2024. 66/

(jj)	Nuveen Core Impact Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of September 10, 2024. 67/

(kk)	Nuveen Core Impact Bond Fund Taxable Offshore Limited Appointment of Agent for Service of Process dated as of September 10, 2024. 67/

(ll)	Nuveen Green Bond Fund Offshore Limited Appointment of Agent for Service of Process dated as of September 10, 2024. 67/

(mm)	Form of Investment Management Agreement by and between each subsidiary of the Nuveen Core Impact Bond Fund and Teachers Advisors, LLC. 67/

(nn)	Form of Investment Management Agreement by and between the subsidiary of the Nuveen Green Bond Fund and Teachers Advisors, LLC. 67/

(14)	Consent of Independent Auditor.*

(15)	Omitted Financial Statements—Not Applicable.

(16)	Powers of Attorney. 68/

(17)	Additional Exhibits—Not Applicable.

* Filed herewith.

1/ Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Securities and Exchange Commission (the “Commission”) on April 20, 1999.

2/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/ Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/ Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

6/ Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

7/ Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

8/ Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

9/ Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

10/ Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 14, 2007.

11/ Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

12/ Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

13/ Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

14/ Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

15/ Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

16/ Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

17/ Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

18/ Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

19/ Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.

20/ Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.

21/ Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.

22/ Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.

23/ Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.

24/ Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 18, 2012.

25/ Incorporated herein by reference to Post-Effective Amendment No. 58 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.

26/ Incorporated herein by reference to Post-Effective Amendment No. 64 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 10, 2013.

27/ Incorporated herein by reference to Post-Effective Amendment No. 65 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2013.

28/ Incorporated herein by reference to Post-Effective Amendment No. 68 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 12, 2013.

29/ Incorporated herein by reference to Post-Effective Amendment No. 74 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2014.

30/ Incorporated herein by reference to Post-Effective Amendment No. 76 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 27, 2014.

31/ Incorporated herein by reference to Post-Effective Amendment No. 79 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2014.

32/ Incorporated herein by reference to Post-Effective Amendment No. 83 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 15, 2015.

33/ Incorporated herein by reference to Post-Effective Amendment No. 84 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2015.

34/ Incorporated herein by reference to Post-Effective Amendment No. 86 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 4, 2015.

35/ Incorporated herein by reference to Post-Effective Amendment No. 89 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 4, 2015.

36/ Incorporated herein by reference to Post-Effective Amendment No. 93 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 9, 2016.

37/ Incorporated herein by reference to Post-Effective Amendment No. 94 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2016.

38/ Incorporated herein by reference to Post-Effective Amendment No. 96 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2016.

39/ Incorporated herein by reference to Post-Effective Amendment No. 99 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on December 8, 2016.

40/ Incorporated herein by reference to Post-Effective Amendment No. 102 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2017.

41/ Incorporated herein by reference to Post-Effective Amendment No. 106 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2017.

42/ Incorporated herein by reference to Post-Effective Amendment No. 108 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2018.

43/ Incorporated herein by reference to Post-Effective Amendment No. 111 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 18, 2018.

44/ Incorporated herein by reference to Post-Effective Amendment No. 113 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 26, 2018.

45/ Incorporated herein by reference to Post-Effective Amendment No. 115 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 31, 2018.

46/ Incorporated herein by reference to Post-Effective Amendment No. 116 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2018.

47/ Incorporated herein by reference to Post-Effective Amendment No. 118 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 15, 2018.

48/ Incorporated herein by reference to Post-Effective Amendment No. 121 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2019.

49/ Incorporated herein by reference to Post-Effective Amendment No. 124 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 23, 2019.

50/ Incorporated herein by reference to Post-Effective Amendment No. 127 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2019.

51/ Incorporated herein by reference to Post-Effective Amendment No. 129 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 25, 2020.

52/ Incorporated herein by reference to Post-Effective Amendment No. 131 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 29, 2020.

53/ Incorporated herein by reference to Post-Effective Amendment No. 132 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2020.

54/ Incorporated herein by reference to Post-Effective Amendment No. 134 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2020.

55/ Incorporated herein by reference to Post-Effective Amendment No. 135 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 25, 2021.

56/ Incorporated herein by reference to Post-Effective Amendment No. 136 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2021.

57/ Incorporated herein by reference to Post-Effective Amendment No. 137 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2021.

58/ Incorporated herein by reference to Post-Effective Amendment No. 138 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 24, 2022.

59/ Incorporated herein by reference to Post-Effective Amendment No. 140 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2022.

60/ Incorporated herein by reference to Post-Effective Amendment No. 141 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2022.

61/ Incorporated herein by reference to Post-Effective Amendment No. 142 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2023.

62/ Incorporated herein by reference to Post-Effective Amendment No. 143 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 27, 2023.

63/ Incorporated herein by reference to Post-Effective Amendment No. 144 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2023.

64/ Incorporated herein by reference to Post-Effective Amendment No. 145 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2024.

65/ Incorporated herein by reference to Post-Effective Amendment No. 146 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 23, 2024.

66/ Incorporated herein by reference to Post-Effective Amendment No. 147 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 25, 2024.

67/ Incorporated herein by reference to Post-Effective Amendment No. 148 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 26, 2024.

68/ Incorporated herein by reference to the initial registration statement on Form N-14 (File No. 333-282594) as filed with the Commission on October 11, 2024.

Item 17. Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees that executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission within a reasonable time following the closing of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 13th day of November, 2024.

TIAA-CREF FUNDS

By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Capacity	Date
/s/ Jordan M. Farris	Chief Administrative Officer (Principal Executive Officer)	November 13, 2024

Jordan M. Farris

/s/ E. Scott Wickerham	Vice President and Controller (Principal Financial and Accounting Officer)	November 13, 2024
E. Scott Wickerham

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

* Joseph A. Boateng	November 13, 2024	* John K. Nelson	November 13, 2024

* Michael A. Forrester	November 13, 2024	* Loren M. Starr	November 13, 2024

* Thomas J. Kenny	November 13, 2024	* Matthew Thornton III	November 13, 2024

* Amy B. R. Lancellotta	November 13, 2024	* Terence J. Toth	November 13, 2024

* Joanne T. Medero	November 13, 2024	* Margaret L. Wolff	November 13, 2024

* Albin F. Moschner	November 13, 2024	* Robert L. Young	November 13, 2024

/s/ Rachael M. Zufall Rachael M. Zufall as attorney-in-fact	November 13, 2024

*

An original power of attorney authorizing, among others, Rachael M. Zufall, to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

(14)	Consent of Independent Auditor.